UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 05968

John Hancock Municipal Securities Trust (Exact name of registrant as specified in charter)

200 Berkeley Street, Boston, Massachusetts 02116 (Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service) Registrant's telephone number, including area code: 617-543-9634

Date of fiscal year end:	May 31
Date of reporting period:	November 30, 2023

ITEM 1. REPORTS TO STOCKHOLDERS.

The Registrant prepared the following semiannual reports to shareholders for the period ended November 30, 2023:

John Hancock High Yield Municipal Opportunities Fund

John Hancock Municipal Opportunities Fund

John Hancock Short Duration Municipal Opportunities Fund

Semiannual report
John Hancock
High Yield Municipal Bond Fund
Fixed income
November 30, 2023
Beginning on July 24, 2024, as required by regulations adopted by the U.S. Securities and Exchange Commission, open-end mutual funds and ETFs will transmit tailored annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in shareholder reports transmitted to shareholders, but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR.

A message to shareholders
Dear shareholder,
Bonds posted mixed results for the six months ended November 30, 2023. Bond yields stayed elevated for most of the period, putting downward pressure on bond prices. The U.S. Federal Reserve raised short-term rates in July, then held rates steady at its policy meetings in September, October, and November. Most of the world’s central banks kept rates steady during this time as well. Investors started to hope that the banks are finished with their series of interest-rate hikes and could start lowering rates as soon as mid-2024.
As a result, bond yields declined sharply around the globe in November, leading to a significant increase in bond prices. Intermediate- and long-term bond yields fell the most during the month, while the decline in short-term bond yields was more muted. The stable economy helped credit-sensitive sectors, such as bank loans and high-yield bonds, produce strong returns during the period. Regionally, North American bond markets posted the best returns, while bond markets in the Asia-Pacific region lagged.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Kristie M. Feinberg
Head of Wealth and Asset Management,
United States and Europe
Manulife Investment Management
President and CEO,
John Hancock Investment Management
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
High Yield Municipal Bond Fund

2	Your fund at a glance
3	Portfolio summary
5	Your expenses
7	Fund’s investments
22	Financial statements
25	Financial highlights
29	Notes to financial statements
37	Evaluation of advisory and subadvisory agreements by the Board of Trustees
43	More information
SEMIANNUAL REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks a high level of income that is largely exempt from federal income tax.
AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/2023 (%)

The Bloomberg High Yield Municipal Bond Index tracks the performance of municipal bonds rated below investment grade (BBB/Baa) and those that are unrated.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | SEMIANNUAL REPORT

Portfolio summary
PORTFOLIO COMPOSITION AS OF 11/30/2023 (% of net assets)

QUALITY COMPOSITION AS OF 11/30/2023 (% of net assets)

Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 11-30-23 and do not reflect subsequent downgrades or upgrades, if any.
SEMIANNUAL REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	3

SECTOR COMPOSITION AS OF 11/30/2023 (% of net assets)

Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. Political tensions, armed conflicts, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors, or the markets, generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectus.
4	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | SEMIANNUAL REPORT

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on June 1, 2023, with the same investment held until November 30, 2023.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at November 30, 2023, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on June 1, 2023, with the same investment held until November 30, 2023. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
SEMIANNUAL REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	5

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 6-1-2023	Ending value on 11-30-2023	Expenses paid during period ended 11-30-2023[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,017.20	$4.08	0.81%
	Hypothetical example	1,000.00	1,021.00	4.09	0.81%
Class C	Actual expenses/actual returns	1,000.00	1,014.90	7.86	1.56%
	Hypothetical example	1,000.00	1,017.20	7.87	1.56%
Class I	Actual expenses/actual returns	1,000.00	1,018.00	3.33	0.66%
	Hypothetical example	1,000.00	1,021.70	3.34	0.66%
Class R6	Actual expenses/actual returns	1,000.00	1,018.10	3.28	0.65%
	Hypothetical example	1,000.00	1,021.80	3.29	0.65%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).
6	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | SEMIANNUAL REPORT

Fund’s investments
AS OF 11-30-23 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Municipal bonds 98.2%				$182,449,338
(Cost $194,882,522)
Alabama 0.6%				1,038,079
The Lower Alabama Gas District Gas Project, Series A	5.000	09-01-46	1,000,000	1,038,079
Alaska 0.6%				1,106,076
Northern Tobacco Securitization Corp. Alaska Tobacco Settlement, Senior Class 1, Series A	4.000	06-01-50	1,250,000	1,106,076
Arizona 3.3%				6,091,512
Arizona Industrial Development Authority Benjamin Franklin Charter School Projects, Series A (A)	5.250	07-01-53	685,000	620,366
Arizona Industrial Development Authority Macombs Facility Project, Series A	4.000	07-01-61	2,420,000	1,949,923
Industrial Development Authority of the City of Phoenix Legacy Traditional Schools Project, Series A (A)	5.000	07-01-41	750,000	716,191
Maricopa County Industrial Development Authority Arizona Autism Charter School Project (A)	4.000	07-01-61	1,000,000	686,267
Maricopa County Industrial Development Authority Commercial Metals Company Project, AMT (A)	4.000	10-15-47	1,000,000	836,966
Maricopa County Industrial Development Authority Valley Christian Schools Project, Series A (A)	6.250	07-01-53	560,000	544,537
The Industrial Development Authority of the County of Pima American Leadership Academy (A)	4.000	06-15-51	1,000,000	737,262
Arkansas 1.1%				2,020,371
Arkansas Development Finance Authority Big River Steel Project, AMT (A)	4.750	09-01-49	1,000,000	992,585
Arkansas Development Finance Authority Hybar Steel Project, Series A, AMT (A)	6.875	07-01-48	1,000,000	1,027,786
California 10.5%				19,426,652
California Community College Financing Authority Napa Valley College Project, Series A (A)	5.750	07-01-60	1,045,000	1,023,078
California Community Housing Agency Stoneridge Apartments, Series A (A)	4.000	02-01-56	400,000	287,444
California Municipal Finance Authority Northbay Healthcare, Series A	5.250	11-01-47	1,000,000	956,371
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	7

	Rate (%)	Maturity date	Par value^	Value
California (continued)
California Public Finance Authority Enso Village Project, Series A (A)	5.000	11-15-51	250,000	$214,208
California Public Finance Authority Enso Village Project, Series A (A)	5.000	11-15-56	700,000	586,871
California Public Finance Authority Trinity Classical Academy, Series A (A)	5.000	07-01-54	575,000	476,815
California School Finance Authority Lighthouse Community Public Schools (A)	6.500	06-01-62	1,000,000	1,018,423
California School Finance Authority Sonoma County Junior College Project, Series A (A)	4.000	11-01-31	750,000	719,941
California School Finance Authority Valley International Preparatory High School (A)	5.250	03-01-62	1,000,000	762,089
California Statewide Communities Development Authority Community Facilities District No. 2020-02	5.250	09-01-52	500,000	502,892
California Statewide Financing Authority Tobacco Securitization Program, Series C (A)(B)	9.185	06-01-55	8,000,000	482,371
City & County of San Francisco Community Facilities District No. 2016-1 Improvement Area #2 - Treasure Island, Series A (A)	4.000	09-01-42	1,000,000	890,196
City of Oroville Oroville Hospital	5.250	04-01-49	705,000	415,461
City of Sacramento Greenbriar Community Facilities District No. 2018-3	4.000	09-01-50	400,000	334,707
CSCDA Community Improvement Authority 1818 Platinum Triangle Anaheim, Series A-2 (A)	3.250	04-01-57	1,000,000	659,589
CSCDA Community Improvement Authority Altana Glendale, Series A-2 (A)	4.000	10-01-56	500,000	356,686
CSCDA Community Improvement Authority Orange City Portfolio, Series A-2 (A)	3.000	03-01-57	1,000,000	647,918
CSCDA Community Improvement Authority The Link-Glendale, Series A-2 (A)	4.000	07-01-56	400,000	274,964
Golden State Tobacco Securitization Corp. Series B-2 (B)	5.391	06-01-66	7,850,000	815,767
River Islands Public Financing Authority Community Facilities District No. 2003-1, Series A	5.000	09-01-48	500,000	490,275
River Islands Public Financing Authority Community Facilities District No. 2016-1 (C)	4.500	09-01-47	1,000,000	1,009,084
River Islands Public Financing Authority Community Facilities District No. 2023-1	5.500	09-01-48	1,000,000	997,329
San Francisco Bay Area Rapid Transit District Election of 2016, Series D1, GO (D)	4.000	08-01-37	1,885,000	1,922,698
San Francisco Bay Area Rapid Transit District Election of 2016, Series D1, GO (D)	4.250	08-01-52	2,000,000	2,025,938
8	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
California (continued)
Southern California Public Power Authority Natural Gas Project, Series A	5.250	11-01-26	1,500,000	$1,555,537
Colorado 5.0%				9,363,763
Aerotropolis Regional Transportation Authority Special Revenue	4.250	12-01-41	1,000,000	826,333
Colorado Health Facilities Authority CommonSpirit Health, Series A-1	4.000	08-01-44	1,575,000	1,425,862
Colorado Health Facilities Authority CommonSpirit Health, Series A-2	4.000	08-01-49	1,000,000	877,871
Fiddlers Business Improvement District Greenwood Village, GO (A)	5.550	12-01-47	1,000,000	1,000,943
Gold Hill Mesa Metropolitan District No. 2 Series B, GO	7.000	12-15-39	1,000,000	962,186
Longs Peak Metropolitan District, GO (A)	5.250	12-01-51	1,000,000	829,625
Platte River Metropolitan District Series A, GO (A)	6.500	08-01-53	750,000	757,323
Pueblo Urban Renewal Authority EVRAZ Project, Series A (A)	4.750	12-01-45	1,000,000	680,000
Rampart Range Metropolitan District District No. 5	4.000	12-01-51	1,500,000	1,056,428
Villages at Castle Rock Metropolitan District No. 6 Cobblestone Ranch Project, Series 2, GO (B)	8.139	12-01-37	1,333,334	438,636
West Meadow Metropolitan District Series A, GO (A)	6.000	12-01-38	500,000	508,556
Connecticut 1.1%				2,117,898
Great Pond Improvement District Great Pond Phase 1 Project (A)	4.750	10-01-48	1,000,000	919,434
Town of Hamden Whitney Center Project	5.000	01-01-50	1,500,000	1,198,464
Delaware 0.1%				108,710
Delaware State Economic Development Authority Aspira of Delaware Charter Operations, Inc. Project, Series A	4.000	06-01-42	140,000	108,710
District of Columbia 1.8%				3,289,562
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Series C (C)	6.500	10-01-41	3,000,000	3,289,562
Florida 7.2%				13,291,610
Charlotte County Industrial Development Authority Town and Country Utilities Project, Series A, AMT (A)	4.000	10-01-51	1,800,000	1,406,485
City of Jacksonville Jacksonville University Project, Series B (A)	5.000	06-01-53	750,000	643,187
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	9

	Rate (%)	Maturity date	Par value^	Value
Florida (continued)
County of Lake Imagine South Lake Charter School Project, Series A (A)	5.000	01-15-54	995,000	$858,292
Escambia County Health Facilities Authority Baptist Health Care Corp. Health Facilities, Series A	4.000	08-15-50	1,500,000	1,276,650
Florida Development Finance Corp. 2017 Foundation for Global Understanding, Inc. Project, Series A (A)	4.000	07-01-51	250,000	200,393
Florida Development Finance Corp. River City Science Academy	5.000	07-01-57	680,000	653,454
Florida Development Finance Corp. Waste Pro USA, Inc. Project, AMT	3.000	06-01-32	1,000,000	786,080
Florida Higher Educational Facilities Financial Authority Jacksonville University, Series A-1 (A)	5.000	06-01-48	750,000	657,859
Hillsborough County Industrial Development Authority Tampa General Hospital Project, Series A	4.000	08-01-50	1,000,000	881,996
Middleton Community Development District A Special Assessment Revenue	6.200	05-01-53	995,000	1,015,625
Palm Beach County Health Facilities Authority Jupiter Medical Center Project, Series A	5.000	11-01-52	1,000,000	1,003,111
Palm Beach County Health Facilities Authority Toby and Leon Cooperman Sinai Residences	4.000	06-01-31	1,750,000	1,624,142
Polk County Industrial Development Authority Mineral Development LLC, AMT (A)	5.875	01-01-33	1,000,000	995,436
St. Johns County Industrial Development Authority Vicar’s Landing Project, Series A	4.000	12-15-50	720,000	499,876
Village Community Development District CDD No. 12	4.250	05-01-43	885,000	789,024
Georgia 1.6%				3,068,303
Augusta Development Authority AU Health System, Inc. Project	4.000	07-01-37	45,000	43,652
Augusta Development Authority AU Health System, Inc. Project	5.000	07-01-33	245,000	257,339
Fulton County Residential Care Facilities for the Elderly Authority Lenbrook Square Foundation, Inc.	5.000	07-01-42	1,090,000	1,003,217
Main Street Natural Gas, Inc. Series A	5.000	05-15-49	750,000	756,789
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project	5.000	01-01-48	1,000,000	1,007,306
Illinois 6.6%				12,304,722
Chicago Board of Education Series A, GO	7.000	12-01-44	1,000,000	1,032,148
Chicago Board of Education Series D, GO	5.000	12-01-46	500,000	475,101
10	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Illinois (continued)
Chicago Board of Education Series H, GO	5.000	12-01-46	1,250,000	$1,178,787
City of Chicago Series A, GO	6.000	01-01-38	1,000,000	1,040,630
Illinois Finance Authority Clark-Lindsey Village, Series A	5.500	06-01-57	1,250,000	1,072,752
Illinois Finance Authority DePaul College Prep Foundation, Series A (A)	5.250	08-01-38	500,000	501,836
Illinois Finance Authority LRS Holdings LLC Project, Series B, AMT (A)	7.375	09-01-42	750,000	783,524
Illinois Finance Authority Westminster Village, Series A	5.250	05-01-38	1,000,000	862,245
Metropolitan Pier & Exposition Authority McCormick Place Expansion	4.000	12-15-42	1,500,000	1,439,674
State of Illinois, GO	4.000	06-01-33	750,000	753,516
Upper Illinois River Valley Development Authority Elgin Math & Science Academy Charter School Project, Series A (A)	5.750	03-01-53	1,000,000	936,929
Upper Illinois River Valley Development Authority Prairie Crossing Charter School Project (A)	5.000	01-01-55	1,000,000	871,178
Village of Lincolnwood Certificates of Participation, District 1860 Development Project, Series A (A)	4.820	01-01-41	1,500,000	1,356,402
Indiana 1.9%				3,488,414
Indiana Finance Authority BHI Senior Living	5.000	11-15-38	1,000,000	963,268
Indiana Finance Authority Polyflow Industry Project, AMT (A)	7.000	03-01-39	965,000	703,792
Indiana Finance Authority Tippecanoe LLC Student Housing Project, Series A	5.375	06-01-64	1,000,000	992,644
Indianapolis Local Public Improvement Bond Bank Convention Center Hotel, Series E (E)	6.125	03-01-57	800,000	828,710
Iowa 0.8%				1,584,157
Iowa Finance Authority Alcoa, Inc. Project	4.750	08-01-42	800,000	761,872
Iowa Finance Authority Northcrest, Inc. Project, Series A	5.000	03-01-48	1,000,000	822,285
Kansas 0.9%				1,611,451
City of Prairie Village Meadowbrook TIF Project	2.875	04-01-30	580,000	540,132
Wyandotte County-Kansas City Unified Government Legends Apartments Garage & West Lawn Project	4.500	06-01-40	665,000	609,594
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	11

	Rate (%)	Maturity date	Par value^	Value
Kansas (continued)
Wyandotte County-Kansas City Unified Government Village East Project Areas 2B (A)	5.250	09-01-35	480,000	$461,725
Kentucky 0.3%				639,472
Kentucky Municipal Power Agency Prairie State Project, Series A	4.000	09-01-45	750,000	639,472
Louisiana 1.7%				3,176,591
Louisiana Local Government Environmental Facilities & Community Development Authority Downsville Community Charter School Project (A)	6.375	06-15-53	1,000,000	969,628
Louisiana Local Government Environmental Facilities & Community Development Authority Westlake Chemical Corp. Project	3.500	11-01-32	200,000	185,727
Louisiana Public Facilities Authority Lincoln Preparatory School, Series A (A)	6.375	06-01-52	1,000,000	939,627
St. James Parish NuStar Logistics LP Project (A)	6.100	12-01-40	1,000,000	1,081,609
Maryland 2.4%				4,447,075
Anne Arundel County Consolidated Special Taxing District Villages at 2 Rivers Project	5.250	07-01-44	1,000,000	1,000,371
County of Howard Downtown Columbia Project, Series A (A)	4.500	02-15-47	750,000	672,226
County of Prince George’s Collington Episcopal Life	5.250	04-01-47	225,000	196,800
Maryland Economic Development Corp. Morgan St. University Project, Series A	6.000	07-01-58	1,000,000	1,071,881
Maryland Economic Development Corp. Port Covington Project	3.250	09-01-30	100,000	93,017
Maryland Economic Development Corp. Port Covington Project	4.000	09-01-50	200,000	161,087
Maryland Health & Higher Educational Facilities Authority Meritus Medical Center	5.000	07-01-45	1,000,000	1,004,715
Maryland Health & Higher Educational Facilities Authority Monocacy Montessori Communities (A)	5.875	07-01-43	250,000	246,978
Massachusetts 2.0%				3,741,883
Massachusetts Development Finance Agency Merrimack College	5.000	07-01-42	250,000	250,937
Massachusetts Development Finance Agency NewBridge on the Charles, Inc. (A)	5.000	10-01-47	750,000	671,206
Massachusetts Development Finance Agency Orchard Cove, Inc.	5.000	10-01-49	895,000	809,643
12	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Massachusetts (continued)
Massachusetts Development Finance Agency Worcester Polytechnic Institute	5.000	09-01-59	1,930,000	$2,010,097
Michigan 1.4%				2,636,474
City of Detroit, GO	5.500	04-01-37	465,000	497,004
Michigan Finance Authority Local Government Loan Program, Series F-1, GO	4.500	10-01-29	500,000	501,315
Michigan Mathematics & Science Initiative Public School Academy	4.000	01-01-41	1,000,000	829,384
Summit Academy North Michigan Public School Academy	4.000	11-01-41	1,000,000	808,771
Missouri 1.6%				2,891,585
Health & Educational Facilities Authority Lutheran Senior Service Project, Series A	5.000	02-01-42	750,000	707,219
Lee’s Summit Industrial Development Authority John Knox Village Project, Series A	5.000	08-15-32	500,000	470,656
Lee’s Summit Industrial Development Authority John Knox Village, Series A	5.000	08-15-46	1,160,000	937,271
Taney County Industrial Development Authority Big Cedar Infrastructure Project (A)	6.000	10-01-49	800,000	776,439
Montana 0.2%				466,128
Montana Facility Finance Authority Montana Children’s Home and Hospital	4.000	07-01-50	600,000	466,128
Nevada 0.3%				471,883
City of Las Vegas Special Improvement District No. 816 Summerlin Village 22	3.125	06-01-46	700,000	471,883
New Hampshire 0.9%				1,626,441
New Hampshire Business Finance Authority Covanta Project, AMT (A)	4.875	11-01-42	500,000	407,570
New Hampshire Business Finance Authority Series A (A)	3.625	07-01-43	500,000	363,188
New Hampshire Business Finance Authority Springpoint Senior Living	4.000	01-01-41	1,000,000	805,596
New Hampshire Health & Education Facilities Authority Hillside Village, Series A (A)(F)	6.125	07-01-52	834,787	50,087
New Jersey 0.7%				1,334,384
New Jersey Economic Development Authority School Facilities Construction	4.000	06-15-49	1,000,000	921,882
New Jersey Health Care Facilities Financing Authority St. Joseph’s Healthcare System	4.000	07-01-48	475,000	412,502
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	13

	Rate (%)	Maturity date	Par value^	Value
New Mexico 0.2%				$415,576
Winrock Town Center Tax Increment Development District No. 1 (A)	4.250	05-01-40	500,000	415,576
New York 7.5%				13,859,533
Build NYC Resource Corp. Seton Education Partners Brilla Project (A)	4.000	11-01-41	1,000,000	802,914
Build NYC Resource Corp. Shefa School Project, Series A (A)	5.000	06-15-51	250,000	203,853
Build NYC Resource Corp. South Bronx Charter School for International Culture and the Arts Project, Series A (A)	7.000	04-15-53	750,000	779,645
Erie Tobacco Asset Securitization Corp. Series A (A)(B)	7.974	06-01-60	15,000,000	875,157
Metropolitan Transportation Authority Series C-1	4.750	11-15-45	130,000	131,122
Nassau County Tobacco Settlement Corp. Series D (B)	8.124	06-01-60	12,000,000	665,116
New York Counties Tobacco Trust IV Series F (B)	7.780	06-01-60	17,000,000	1,060,275
New York Liberty Development Corp. World Trade Center, Class 1-3 (A)	5.000	11-15-44	850,000	825,269
New York Liberty Development Corp. World Trade Center, Class 2-3 (A)	5.150	11-15-34	1,000,000	999,141
New York State Dormitory Authority Garnet Health Medical Center (A)	5.000	12-01-45	1,000,000	930,204
New York State Environmental Facilities Corp. Casella Waste System, Inc. Project, Series R-2, AMT (A)	5.125	09-01-50	1,000,000	998,509
New York Transportation Development Corp. American Airlines Inc., John F. Kennedy International Airport, AMT	3.000	08-01-31	200,000	175,069
New York Transportation Development Corp. Delta Air Lines, Inc., Laguardia Airport Terminals C&D Redevelopment	4.375	10-01-45	1,000,000	899,057
New York Transportation Development Corp. Delta Airlines, Inc., Laguardia Airport, AMT	4.000	01-01-36	1,000,000	929,906
New York Transportation Development Corp. Delta Airlines, Inc., Laguardia Airport, AMT	5.000	01-01-36	1,000,000	1,005,895
New York Transportation Development Corp. New York State Thruway Service Areas Project, AMT	4.000	04-30-53	500,000	413,476
Westchester County Local Development Corp. Westchester Medical Center Obligated Group Project (C)	5.000	11-01-51	1,025,000	1,058,002
Westchester County Local Development Corp. Westchester Medical Center Obligated Group Project	6.250	11-01-52	1,000,000	1,106,923
Ohio 5.4%				10,068,728
Beachwood City School District, GO	4.000	12-01-53	2,000,000	1,880,703
14	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Ohio (continued)
Buckeye Tobacco Settlement Financing Authority Series A-2, Class 1	4.000	06-01-48	500,000	$437,503
Buckeye Tobacco Settlement Financing Authority Series B-2, Class 2	5.000	06-01-55	2,990,000	2,637,885
Buckeye Tobacco Settlement Financing Authority Series B-3, Class 2 (B)	6.933	06-01-57	8,000,000	819,559
Northeast Ohio Medical University Series A	4.000	12-01-35	70,000	68,400
Northeast Ohio Medical University Series A	4.000	12-01-45	345,000	299,975
Ohio Air Quality Development Authority Ohio Valley Electric Corp. Project, Series A	3.250	09-01-29	1,750,000	1,673,442
Ohio Air Quality Development Authority Pratt Paper LLC Project, AMT (A)	4.250	01-15-38	500,000	471,528
Ohio Air Quality Development Authority Pratt Paper LLC Project, AMT (A)	4.500	01-15-48	500,000	454,101
Ohio Higher Educational Facility Commission Otterbein University 2022 Project	4.000	12-01-46	500,000	416,265
Southeastern Ohio Port Authority Marietta Memorial Hospital	5.000	12-01-35	1,000,000	909,367
Oklahoma 0.5%				1,012,212
Oklahoma Development Finance Authority OU Medicine Project, Series B	5.500	08-15-52	1,000,000	966,918
Tulsa Industrial Authority University of Tulsa	5.000	10-01-31	45,000	45,294
Oregon 0.9%				1,620,424
Hospital Facilities Authority of Multnomah County Mirabella South Waterfront	5.400	10-01-44	750,000	761,572
Salem Hospital Facility Authority Capital Manor Project	5.000	05-15-53	1,000,000	858,852
Pennsylvania 3.6%				6,616,034
Allentown Commercial and Industrial Development Authority Lincoln Leadership Academy Charter School Project	5.500	06-15-38	600,000	616,580
Allentown Commercial and Industrial Development Authority Lincoln Leadership Academy Charter School Project	6.000	06-15-53	500,000	512,194
Berks County Industrial Development Authority Tower Health Project	3.750	11-01-42	500,000	265,178
Bucks County Industrial Development Authority Grand View Hospital Project	4.000	07-01-46	350,000	262,819
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	15

	Rate (%)	Maturity date	Par value^	Value
Pennsylvania (continued)
Chester County Industrial Development Authority Collegium Charter School Project (A)	5.625	10-15-42	650,000	$627,618
Lancaster County Hospital Authority Brethren Village Project	5.000	07-01-30	500,000	477,578
Lancaster County Hospital Authority Brethren Village Project	5.125	07-01-37	1,000,000	913,404
Pennsylvania Economic Development Financing Authority Presbyterian Senior Living Project, Series B-1	5.250	07-01-49	1,000,000	967,180
Philadelphia Authority for Industrial Development Discovery Charter School, Inc. Project (A)	5.000	04-15-42	625,000	564,338
Philadelphia Authority for Industrial Development Philadelphia Electrical & Technology Charter High School	4.000	06-01-51	1,200,000	880,022
Philadelphia Authority for Industrial Development Tacony Academy Charter School Project (A)	5.500	06-15-43	545,000	529,123
Puerto Rico 3.2%				5,900,690
Puerto Rico Commonwealth CW Guarantee Bond Claims, GO (B)	3.288	11-01-43	1,363,800	709,176
Puerto Rico Commonwealth Series A, GO (B)	4.181	07-01-24	7,715	7,529
Puerto Rico Commonwealth Series A, GO (B)	5.237	07-01-33	60,892	37,065
Puerto Rico Commonwealth Series A-1, GO	4.000	07-01-33	47,316	44,160
Puerto Rico Commonwealth Series A-1, GO	4.000	07-01-35	906,531	829,058
Puerto Rico Commonwealth Series A-1, GO	4.000	07-01-37	36,503	32,603
Puerto Rico Commonwealth Series A-1, GO	4.000	07-01-41	49,630	42,821
Puerto Rico Commonwealth Series A-1, GO	4.000	07-01-46	51,615	42,840
Puerto Rico Commonwealth Series A-1, GO	5.375	07-01-25	52,697	53,605
Puerto Rico Commonwealth Series A-1, GO	5.625	07-01-27	52,220	54,524
Puerto Rico Commonwealth Series A-1, GO	5.625	07-01-29	51,373	54,296
Puerto Rico Commonwealth Series A-1, GO	5.750	07-01-31	49,898	53,663
Puerto Rico Electric Power Authority Series A (F)	7.000	07-01-43	1,250,000	312,500
Puerto Rico Electric Power Authority Series TT (F)	5.000	07-01-24	765,000	191,250
16	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Puerto Rico (continued)
Puerto Rico Highway & Transportation Authority Teodoro Moscoso Bridge, Series A (B)	7.299	07-01-26	1,343,000	$1,116,461
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1 (B)	5.490	07-01-46	2,475,000	727,261
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1 (B)	5.623	07-01-51	3,450,000	746,270
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-2	4.784	07-01-58	900,000	845,608
South Carolina 0.4%				811,128
South Carolina Jobs-Economic Development Authority Episcopal Home at Still Hopes, Series A	5.000	04-01-48	45,000	35,922
South Carolina Jobs-Economic Development Authority Last Step Recycling Project, Series A, AMT (A)	6.250	06-01-40	1,000,000	775,206
Tennessee 1.3%				2,408,082
Metropolitan Government Nashville & Davidson County Industrial Development Board South Nashville Central, Series A (A)	4.000	06-01-51	500,000	402,156
Tennessee Energy Acquisition Corp. Series C	5.000	02-01-25	2,000,000	2,005,926
Texas 8.3%				15,444,568
Arlington Higher Education Finance Corp. Magellan International School (A)	6.250	06-01-52	1,000,000	1,001,296
Board of Managers Joint Guadalupe County City of Seguin Hospital	5.000	12-01-45	1,000,000	892,909
Brazoria County Industrial Development Corp. Aleon Renewable Metals LLC, AMT (A)	10.000	06-01-42	1,000,000	961,105
Brazoria County Industrial Development Corp. Gladieux Metals Recycling, AMT	7.000	03-01-39	1,000,000	914,284
City of Houston Airport System Revenue United Airlines, Inc. Terminal Project, AMT	4.000	07-15-41	1,000,000	841,108
City of Houston Airport System Revenue United Airlines, Inc. Terminal Project, AMT	6.625	07-15-38	1,000,000	1,000,239
City of Houston Airport System Revenue United Airlines, Inc. Terminal Project, Series B-2, AMT	5.000	07-01-27	1,000,000	996,919
City of Houston Airport System Revenue United Airlines, Inc. Terminal Project, Series C, AMT	5.000	07-15-28	1,100,000	1,097,429
Gulf Coast Industrial Development Authority CITGO Petroleum Corp. Project, AMT	8.000	04-01-28	1,000,000	1,000,661
Harris County Cultural Education Facilities Finance Corp. Brazos Presbyterian Homes Project	5.000	01-01-37	250,000	216,695
Love Field Airport Modernization Corp. General Airport Revenue, AMT (C)	4.000	11-01-39	1,000,000	971,701
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	17

	Rate (%)	Maturity date	Par value^	Value
Texas (continued)
New Hope Cultural Education Facilities Finance Corp. Legacy Midtown Park Project, Series A	5.500	07-01-54	500,000	$372,672
New Hope Cultural Education Facilities Finance Corp. Sanctuary LTC Project, Series A-1	5.500	01-01-57	1,000,000	692,905
New Hope Cultural Education Facilities Finance Corp. Sanctuary LTC Project, Series A-2	6.500	01-01-31	1,000,000	651,689
Port Beaumont Navigation District Jefferson Gulf Coast Energy, AMT (A)	2.750	01-01-36	1,000,000	701,572
San Antonio Education Facilities Corp. Hallmark University Project, Series A	5.000	10-01-51	1,000,000	761,251
Texas Municipal Gas Acquisition & Supply Corp. Series D	6.250	12-15-26	1,015,000	1,048,593
Texas Private Activity Bond Surface Transportation Corp. Bond Surface Transportation Corp.	5.500	06-30-43	250,000	265,218
Texas Private Activity Bond Surface Transportation Corp. North Tarrant Express Project, AMT	5.500	12-31-58	1,000,000	1,056,322
Utah 1.2%				2,315,199
Military Installation Development Authority Series A-1	4.000	06-01-52	1,220,000	868,149
Utah Charter School Finance Authority St. George Campus Project, Series A (A)	5.000	06-15-41	1,020,000	897,193
Utah Infrastructure Agency Telecommunication Revenue	4.000	10-15-35	150,000	136,013
Utah Infrastructure Agency Telecommunication Revenue	4.000	10-15-41	500,000	413,844
Vermont 0.6%				1,062,942
Vermont Economic Development Authority Wake Robin Corp. Project, Series A	5.000	05-01-47	1,210,000	1,062,942
Virgin Islands 0.3%				503,279
Matching Fund Special Purpose Securitization Corp. Series A	5.000	10-01-28	500,000	503,279
Virginia 2.1%				3,992,066
Tobacco Settlement Financing Corp. Series D (B)	5.926	06-01-47	4,000,000	1,013,583
Virginia College Building Authority Regent University Project	4.000	06-01-46	250,000	213,614
Virginia Small Business Financing Authority 95 Express Lanes LLC Project, AMT	4.000	07-01-39	1,080,000	1,002,078
Virginia Small Business Financing Authority 95 Express Lanes LLC Project, AMT	4.000	01-01-48	2,000,000	1,762,791
18	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Washington 0.9%				$1,742,821
Washington State Convention Center Public Facilities District Series B	3.000	07-01-58	1,000,000	660,604
Washington State Housing Finance Commission Seattle Academy of Arts and Sciences Project (A)	6.250	07-01-59	1,000,000	1,082,217
West Virginia 0.5%				944,538
City of South Charleston South Charleston Park Place (A)	4.500	06-01-50	1,250,000	944,538
Wisconsin 6.7%				12,388,322
Public Finance Authority A Challenge Foundation Academy (A)	7.000	07-01-58	1,030,000	1,044,505
Public Finance Authority Air Cargo Facilities Project, AMT	5.500	07-01-37	500,000	530,809
Public Finance Authority Air Cargo Facilities Project, AMT	5.500	07-01-38	250,000	262,633
Public Finance Authority College Achieve Paterson Charter School (A)	4.000	06-15-42	1,000,000	793,345
Public Finance Authority Founders Academy of Las Vegas Project, Series A (A)	6.625	07-01-53	250,000	252,722
Public Finance Authority Friends Homes, Inc. (A)	5.000	09-01-54	1,000,000	819,571
Public Finance Authority Mary’s Woods at Marylhurst (A)	5.250	05-15-52	1,000,000	857,159
Public Finance Authority McLemore Hotel (A)	4.500	06-01-56	1,000,000	734,159
Public Finance Authority Quality Education Academy Project, Series A (A)	6.500	07-15-63	500,000	498,541
Public Finance Authority Roseman University of Health Sciences Project (A)	4.000	04-01-42	490,000	399,391
Public Finance Authority Roseman University of Health Sciences Project (A)	4.000	04-01-42	10,000	10,849
Public Finance Authority Roseman University of Health Sciences Project (A)	4.000	04-01-52	780,000	578,005
Public Finance Authority Roseman University of Health Sciences Project (A)	4.000	04-01-52	20,000	21,699
Public Finance Authority Shining Rock Classical Academy	6.000	06-15-52	1,000,000	910,257
Public Finance Authority Sky Harbor Capital LLC, AMT	4.250	07-01-54	1,000,000	693,952
Public Finance Authority Southminster, Inc. (A)	5.000	10-01-53	1,085,000	883,816
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	19

	Rate (%)	Maturity date	Par value^	Value
Wisconsin (continued)
Public Finance Authority University of Hawaii Foundation Project (A)	4.000	07-01-61	500,000	$369,514
Public Finance Authority University of Hawaii Foundation Project (A)	5.250	07-01-61	250,000	200,714
Public Finance Authority Viticus Group Project, Series A (A)	4.000	12-01-41	1,500,000	1,185,218
Public Finance Authority WFCS Portfolio Project (A)	5.000	01-01-56	200,000	149,538
Wisconsin Health & Educational Facilities Authority Hope Christian School	4.000	12-01-56	1,500,000	960,029

Wisconsin Health & Educational Facilities Authority Hope Christian Schools	4.000	12-01-51	350,000	231,896
Corporate bonds 1.4%				$2,558,610
(Cost $2,612,070)
Health care 0.4%				696,870
Health care providers and services 0.4%
Tower Health	4.451	02-01-50	1,566,000	696,870
Industrials 1.0%				1,861,740
Construction and engineering 1.0%
LBJ Infrastructure Group LLC (A)	3.797	12-31-57	3,000,000	1,861,740

	Yield (%)	Shares	Value
Short-term investments 0.0%			$43,539
(Cost $43,523)
Short-term funds 0.0%
John Hancock Collateral Trust (G)	5.4088(H)	4,354	43,539

Total investments (Cost $197,538,115) 99.6%			$185,051,487
Other assets and liabilities, net 0.4%			654,266
Total net assets 100.0%			$185,705,753

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
AMT	Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.
GO	General Obligation
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $62,716,775 or 33.8% of the fund’s net assets as of 11-30-23.
(B)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(C)	Bond is insured by one or more of the companies listed in the insurance coverage table below.
20	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

(D)	Security represents the municipal bond held by a trust that issues residual inverse floating rate interests. See Note 2 for more information.
(E)	Security purchased or sold on a when-issued or delayed delivery basis.
(F)	Non-income producing - Issuer is in default.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(H)	The rate shown is the annualized seven-day yield as of 11-30-23.
At 11-30-23, the aggregate cost of investments for federal income tax purposes was $196,427,648. Net unrealized depreciation aggregated to $11,376,161, of which $5,685,449 related to gross unrealized appreciation and $17,061,610 related to gross unrealized depreciation.
Insurance coverage	As a % of total investments
Assured Guaranty Corp.	1.8
Assured Guaranty Municipal Corp.	1.6
TOTAL	3.4
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	21

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 11-30-23 (unaudited)

Assets
Unaffiliated investments, at value (Cost $197,494,592)	$185,007,948
Affiliated investments, at value (Cost $43,523)	43,539
Total investments, at value (Cost $197,538,115)	185,051,487
Interest receivable	3,123,683
Receivable for fund shares sold	1,139,962
Receivable for investments sold	284,851
Receivable from affiliates	1,266
Other assets	56,068
Total assets	189,657,317
Liabilities
Payable for floating rate interests issued	2,585,000
Distributions payable	29,919
Payable for delayed delivery securities purchased	783,776
Payable for fund shares repurchased	488,150
Payable to affiliates
Accounting and legal services fees	7,476
Transfer agent fees	2,585
Distribution and service fees	7,016
Trustees’ fees	242
Other liabilities and accrued expenses	47,400
Total liabilities	3,951,564
Net assets	$185,705,753
Net assets consist of
Paid-in capital	$202,080,437
Total distributable earnings (loss)	(16,374,684)
Net assets	$185,705,753

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($103,244,045 ÷ 15,585,536 shares)[1]	$6.62
Class C ($8,787,190 ÷ 1,326,337 shares)[1]	$6.63
Class I ($66,903,288 ÷ 10,085,845 shares)	$6.63
Class R6 ($6,771,230 ÷ 1,019,838 shares)	$6.64
Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$6.90

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.
22	JOHN HANCOCK High Yield Municipal Bond Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended 11-30-23 (unaudited)

Investment income
Interest	$4,687,828
Dividends from affiliated investments	70,007
Total investment income	4,757,835
Expenses
Investment management fees	458,824
Distribution and service fees	169,349
Interest expense	53,513
Accounting and legal services fees	18,814
Transfer agent fees	14,789
Trustees’ fees	1,906
Custodian fees	21,173
State registration fees	44,524
Printing and postage	9,014
Professional fees	32,626
Other	9,950
Total expenses	834,482
Less expense reductions	(163,031)
Net expenses	671,451
Net investment income	4,086,384
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	(3,373,839)
Affiliated investments	575
(3,373,264)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	2,946,732
Affiliated investments	320
2,947,052
Net realized and unrealized loss	(426,212)
Increase in net assets from operations	$3,660,172
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK High Yield Municipal Bond Fund	23

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 11-30-23 (unaudited)	Year ended 5-31-23
Increase (decrease) in net assets
From operations
Net investment income	$4,086,384	$6,827,201
Net realized loss	(3,373,264)	(2,686,323)
Change in net unrealized appreciation (depreciation)	2,947,052	(9,774,536)
Increase (decrease) in net assets resulting from operations	3,660,172	(5,633,658)
Distributions to shareholders
From earnings
Class A	(2,333,901)	(4,411,717)
Class C	(165,590)	(299,873)
Class I	(1,234,135)	(1,553,539)
Class R6	(166,087)	(256,800)
Total distributions	(3,899,713)	(6,521,929)
From fund share transactions	22,657,253	28,199,875
Total increase	22,417,712	16,044,288
Net assets
Beginning of period	163,288,041	147,243,753
End of period	$185,705,753	$163,288,041
24	JOHN HANCOCK High Yield Municipal Bond Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	11-30-23[1]	5-31-23	5-31-22	5-31-21	5-31-20	5-31-19
Per share operating performance
Net asset value, beginning of period	$6.66	$7.23	$8.26	$7.32	$8.06	$7.93
Net investment income[2]	0.16	0.30	0.27	0.28	0.30	0.32
Net realized and unrealized gain (loss) on investments	(0.05)	(0.58)	(0.99)	0.94	(0.58)	0.14
Total from investment operations	0.11	(0.28)	(0.72)	1.22	(0.28)	0.46
Less distributions
From net investment income	(0.15)	(0.29)	(0.26)	(0.28)	(0.33)	(0.33)
From net realized gain	—	—	(0.05)	—	(0.13)	—
Total distributions	(0.15)	(0.29)	(0.31)	(0.28)	(0.46)	(0.33)
Net asset value, end of period	$6.62	$6.66	$7.23	$8.26	$7.32	$8.06
Total return (%)[3,4]	1.72[5]	(3.81)	(9.03)	16.83	(3.80)	5.99
Ratios and supplemental data
Net assets, end of period (in millions)	$103	$100	$112	$125	$107	$111
Ratios (as a percentage of average net assets):
Expenses before reductions[6]	1.04[7]	1.05	0.96	1.03	1.06	1.07
Expenses including reductions[6]	0.81[7]	0.84	0.85	0.89	0.92	0.93
Net investment income	4.84[7]	4.50	3.32	3.48	3.79	4.10
Portfolio turnover (%)	15	33	42	34	52	41

[1]	Six months ended 11-30-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Includes interest expense of 0.06% (annualized) and 0.05% for the periods ended 11-30-23 and 5-31-23, respectively.
[7]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK High Yield Municipal Bond Fund	25

CLASS C SHARES Period ended	11-30-23[1]	5-31-23	5-31-22	5-31-21	5-31-20	5-31-19
Per share operating performance
Net asset value, beginning of period	$6.66	$7.23	$8.26	$7.32	$8.06	$7.93
Net investment income[2]	0.13	0.25	0.21	0.22	0.24	0.26
Net realized and unrealized gain (loss) on investments	(0.03)	(0.58)	(0.99)	0.94	(0.58)	0.14
Total from investment operations	0.10	(0.33)	(0.78)	1.16	(0.34)	0.40
Less distributions
From net investment income	(0.13)	(0.24)	(0.20)	(0.22)	(0.27)	(0.27)
From net realized gain	—	—	(0.05)	—	(0.13)	—
Total distributions	(0.13)	(0.24)	(0.25)	(0.22)	(0.40)	(0.27)
Net asset value, end of period	$6.63	$6.66	$7.23	$8.26	$7.32	$8.06
Total return (%)[3,4]	1.49[5]	(4.53)	(9.71)	15.96	(4.52)	5.20
Ratios and supplemental data
Net assets, end of period (in millions)	$9	$8	$10	$15	$20	$29
Ratios (as a percentage of average net assets):
Expenses before reductions[6]	1.79[7]	1.80	1.71	1.78	1.81	1.82
Expenses including reductions[6]	1.56[7]	1.59	1.60	1.64	1.67	1.68
Net investment income	4.08[7]	3.75	2.55	2.75	3.04	3.35
Portfolio turnover (%)	15	33	42	34	52	41

[1]	Six months ended 11-30-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Includes interest expense of 0.06% (annualized) and 0.05% for the periods ended 11-30-23 and 5-31-23, respectively.
[7]	Annualized.
26	JOHN HANCOCK High Yield Municipal Bond Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	11-30-23[1]	5-31-23	5-31-22	5-31-21	5-31-20	5-31-19
Per share operating performance
Net asset value, beginning of period	$6.67	$7.24	$8.27	$7.33	$8.07	$7.94
Net investment income[2]	0.16	0.32	0.28	0.29	0.31	0.33
Net realized and unrealized gain (loss) on investments	(0.04)	(0.59)	(0.99)	0.94	(0.58)	0.14
Total from investment operations	0.12	(0.27)	(0.71)	1.23	(0.27)	0.47
Less distributions
From net investment income	(0.16)	(0.30)	(0.27)	(0.29)	(0.34)	(0.34)
From net realized gain	—	—	(0.05)	—	(0.13)	—
Total distributions	(0.16)	(0.30)	(0.32)	(0.29)	(0.47)	(0.34)
Net asset value, end of period	$6.63	$6.67	$7.24	$8.27	$7.33	$8.07
Total return (%)[3]	1.80[4]	(3.65)	(8.88)	16.99	(3.65)	6.15
Ratios and supplemental data
Net assets, end of period (in millions)	$67	$47	$21	$15	$13	$13
Ratios (as a percentage of average net assets):
Expenses before reductions[5]	0.79[6]	0.80	0.71	0.78	0.81	0.82
Expenses including reductions[5]	0.66[6]	0.69	0.70	0.74	0.77	0.78
Net investment income	4.99[6]	4.68	3.48	3.62	3.94	4.23
Portfolio turnover (%)	15	33	42	34	52	41

[1]	Six months ended 11-30-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Includes interest expense of 0.06% (annualized) and 0.05% for the periods ended 11-30-23 and 5-31-23, respectively.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK High Yield Municipal Bond Fund	27

CLASS R6 SHARES Period ended	11-30-23[1]	5-31-23	5-31-22	5-31-21	5-31-20	5-31-19
Per share operating performance
Net asset value, beginning of period	$6.68	$7.25	$8.28	$7.34	$8.08	$7.94
Net investment income[2]	0.16	0.32	0.28	0.29	0.32	0.33
Net realized and unrealized gain (loss) on investments	(0.04)	(0.59)	(0.99)	0.94	(0.59)	0.16
Total from investment operations	0.12	(0.27)	(0.71)	1.23	(0.27)	0.49
Less distributions
From net investment income	(0.16)	(0.30)	(0.27)	(0.29)	(0.34)	(0.35)
From net realized gain	—	—	(0.05)	—	(0.13)	—
Total distributions	(0.16)	(0.30)	(0.32)	(0.29)	(0.47)	(0.35)
Net asset value, end of period	$6.64	$6.68	$7.25	$8.28	$7.34	$8.08
Total return (%)[3]	1.81[4]	(3.62)	(8.83)	17.01	(3.61)	6.31
Ratios and supplemental data
Net assets, end of period (in millions)	$7	$7	$4	$2	$2	$2
Ratios (as a percentage of average net assets):
Expenses before reductions[5]	0.78[6]	0.78	0.68	0.75	0.78	0.79
Expenses including reductions[5]	0.65[6]	0.67	0.67	0.71	0.74	0.75
Net investment income	4.98[6]	4.69	3.53	3.66	3.98	4.27
Portfolio turnover (%)	15	33	42	34	52	41

[1]	Six months ended 11-30-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Includes interest expense of 0.06% (annualized) and 0.05% for the periods ended 11-30-23 and 5-31-23, respectively.
[6]	Annualized.
28	JOHN HANCOCK High Yield Municipal Bond Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock High Yield Municipal Bond Fund (the fund) is a series of John Hancock Municipal Securities Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek a high level of income that is largely exempt from federal income tax. Under normal market conditions, the fund invests in medium-and lower-quality municipal securities. Investments in high yield securities involve greater degrees of credit and market risk than investments in higher rated securities and tend to be more sensitive to market conditions.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the
SEMIANNUAL REPORT | JOHN HANCOCK High Yield Municipal Bond Fund	29

Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of November 30, 2023, by major security category or type:
	Total value at 11-30-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Municipal bonds	$182,449,338	—	$182,449,338	—
Corporate bonds	2,558,610	—	2,558,610	—
Short-term investments	43,539	$43,539	—	—
Total investments in securities	$185,051,487	$43,539	$185,007,948	—
The fund holds liabilities for which the fair value approximates the carrying amount for financial statement purposes. As of November 30, 2023, the liability for the fund’s Payable for floating rate interests issued on the Statement of assets and liabilities is categorized as Level 2 within the disclosure hierarchy.
When-issued/delayed-delivery securities. The fund may purchase or sell securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the portfolio or in a schedule to the portfolio (Sale Commitments Outstanding). At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in its NAV. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues on debt securities until settlement takes place. At the time that the fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.
Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to changes in the value of the securities purchased or sold prior to settlement date.
Tender option bond transactions. The fund may use tender option bond transactions to seek to enhance potential gains. In a tender option bond transaction, the fund transfers fixed rate long-term municipal bonds or other municipal securities into a special purpose entity (TOB trust). A TOB trust typically issues two classes of beneficial interests floating rate interests (TOB floaters), which are sold to third party investors, and residual inverse floating rate interests (TOB inverse residuals), which are generally issued to the fund. The fund may invest in TOB inverse residuals and may also invest in TOB floaters. The fund establishes and is the sponsor of the TOB trust that issues TOB floaters and TOB inverse residuals. The fund’s participation in tender option bond transactions may increase volatility and/or reduce the fund’s returns. Tender option bond transactions create leverage. Leverage magnifies returns, both positive and negative, and risk by magnifying the volatility of returns. An investment in a tender option bond transaction typically involves greater risk than investing in the underlying municipal fixed rate bonds, including the risk of loss of principal. Distributions on TOB inverse residuals will bear an inverse relationship to short-term municipal security interest rates. Distributions on TOB inverse residuals paid to the fund will be reduced or, in the extreme, eliminated as short-term municipal interest rates rise and will increase when short-term
30	JOHN HANCOCK High Yield Municipal Bond Fund | SEMIANNUAL REPORT

municipal interest rates fall. TOB inverse residuals generally will underperform the market for fixed rate municipal securities in a rising interest rate environment. The interest payment on TOB inverse residuals generally will decrease when short-term interest rates increase.
Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the fund accounts for the transaction described above as a secured borrowing by including the bond transferred to the TOB Trust in the Fund’s investments and the TOB floaters as a liability under the caption Payable for floating rate interests issued on the Statement of assets and liabilities. The TOB floaters have interest rates that generally reset weekly and their holders have the option to tender their notes to the TOB trust for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. The fund recognizes earnings of bonds transferred to the TOB Trust as Interest income. The fund recognizes interest paid to holders of the TOB floaters, and expenses related to remarketing, administration, trustee, liquidity and other services to the TOB Trust, as Interest expense on the Statement of operations.
At November 30, 2023, the amount of the fund’s TOB floaters and related interest rates and collateral were as follows:
TOB floaters outstanding	$2,585,000
Interest rate (%)	3.31%
Collateral for TOB floaters outstanding	$3,948,636
For the six months ended November 30, 2023, the fund’s average settled TOB Floaters outstanding and the average interest rate, including fees, were as follows:
Average TOB floaters outstanding	$2,585,000
Average interest rate (%)	4.14%
TOB trusts are typically supported by a liquidity facility provided by a third-party bank or other financial institution (the liquidity provider) that allows the holders of the TOB floaters to tender their certificates in exchange for payment of par plus accrued interest on any business day, subject to the non-occurrence of tender option termination events. The fund may invest in TOB inverse residuals on a non-recourse or recourse basis. When the fund invests in a TOB trust on a non-recourse basis, and the liquidity provider is required to make a payment under the liquidity facility, the liquidity provider will typically liquidate all or a portion of the municipal securities held in the TOB trust and then fund the balance, if any, of the amount owed under the liquidity facility over the liquidation proceeds (the liquidation shortfall). If the fund invests in a TOB trust on a recourse basis, the fund will typically enter into a reimbursement agreement with the liquidity provider where the fund is required to reimburse the liquidity provider the amount of any liquidation shortfall. As a result, if the fund invests in a TOB trust on a recourse basis, the fund will bear the risk of loss with respect to any liquidation shortfall. The fund had no shortfalls as of November 30, 2023.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
SEMIANNUAL REPORT | JOHN HANCOCK High Yield Municipal Bond Fund	31

Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended November 30, 2023, the fund had no borrowings under the line of credit. Commitment fees for the six months ended November 30, 2023 were $2,148.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of May 31, 2023, the fund has a short-term capital loss carryforward of $2,486,355 and a long-term capital loss carryforward of $237,210 available to offset future net realized capital gains. These carryforwards do not expire.
As of May 31, 2023, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
32	JOHN HANCOCK High Yield Municipal Bond Fund | SEMIANNUAL REPORT

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to accretion on debt securities.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee.  The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.59% of the first $75 million of the fund’s average daily net assets, (b) 0.52% of the next $75 million of the fund’s average daily net assets, (c) 0.46% of the next $1.85 billion of the fund’s average daily net assets, (d) 0.44% of the next $2 billion of the fund’s average daily net assets; and (e) 0.41% of the fund’s average daily net assets in excess of $4 billion. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor contractually agreed to reduce its management fee or, if necessary, make payment to the fund, in an amount equal to the amount by which the expenses of the fund exceed 0.58% of average daily net assets attributable to the fund, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, (e) class-specific expenses, (f) borrowing costs, (g) prime brokerage fees, (h) acquired fund fees and expenses paid indirectly, and (i) short dividend expense. This agreement expires on September 30, 2024, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended November 30, 2023, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This arrangement expires on July 31, 2025, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor contractually agreed to reduce its management fee or, if necessary, make payment to Class A, Class C, Class I, and Class R6 shares, in an amount equal to the amount by which the expenses of Class A, Class C, Class I and Class R6 shares, as applicable, exceed 0.89%, 1.64%, 0.74%, and 0.72%, respectively, of average daily net assets attributable to the class, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s
SEMIANNUAL REPORT | JOHN HANCOCK High Yield Municipal Bond Fund	33

business, borrowing costs, prime brokerage fees, acquired fund fees and expenses paid indirectly, and short dividend expense. This agreement expires on September 30, 2024, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended November 30, 2023, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$64,855
Class C	5,494
Class I	33,351
Class	Expense reduction
Class R6	$4,451
Total	$108,151

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended November 30, 2023, were equivalent to a net annual effective rate of 0.42% of the fund’s average daily net assets.
Accounting and legal services.  Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended November 30, 2023, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.25%
Class C	1.00%
The fund’s Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class A and Class C shares. The current waiver agreement expires on September 30, 2024, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $50,593 and $4,287 for Class A and Class C shares, respectively, for the six months ended November 30, 2023.
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $19,304 for the six months ended November 30, 2023. Of this amount, $1,676 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $17,628 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $250,000 or more, and redeemed within 18 months of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended November 30, 2023, CDSCs received by the Distributor amounted to $1,051 and $425 for Class A and Class C shares, respectively.
34	JOHN HANCOCK High Yield Municipal Bond Fund | SEMIANNUAL REPORT

Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended November 30, 2023 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$126,483	$9,166
Class C	42,866	776
Class I	—	4,703
Class R6	—	144
Total	$169,349	$14,789
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 5—Fund share transactions
Transactions in fund shares for the six months ended November 30, 2023 and for the year ended May 31, 2023 were as follows:
	Six Months Ended 11-30-23		Year Ended 5-31-23
	Shares	Amount	Shares	Amount
Class A shares
Sold	1,629,201	$10,633,120	4,222,582	$28,448,775
Distributions reinvested	342,038	2,233,187	625,653	4,208,518
Repurchased	(1,471,515)	(9,565,184)	(5,231,450)	(35,147,180)
Net increase (decrease)	499,724	$3,301,123	(383,215)	$(2,489,887)
Class C shares
Sold	251,005	$1,644,290	412,855	$2,762,185
Distributions reinvested	25,255	164,794	44,257	297,799
Repurchased	(215,705)	(1,399,777)	(573,128)	(3,889,779)
Net increase (decrease)	60,555	$409,307	(116,016)	$(829,795)
SEMIANNUAL REPORT | JOHN HANCOCK High Yield Municipal Bond Fund	35

	Six Months Ended 11-30-23		Year Ended 5-31-23
	Shares	Amount	Shares	Amount
Class I shares
Sold	4,898,585	$31,478,192	7,521,610	$50,991,850
Distributions reinvested	178,637	1,167,721	218,443	1,468,536
Repurchased	(2,078,368)	(13,453,122)	(3,548,872)	(23,996,847)
Net increase	2,998,854	$19,192,791	4,191,181	$28,463,539
Class R6 shares
Sold	330,835	$2,163,262	804,198	$5,431,322
Distributions reinvested	25,376	166,087	38,132	256,594
Repurchased	(396,050)	(2,575,317)	(392,266)	(2,631,898)
Net increase (decrease)	(39,839)	$(245,968)	450,064	$3,056,018
Total net increase	3,519,294	$22,657,253	4,142,014	$28,199,875
Affiliates of the fund owned 9% of shares of Class R6 on November 30, 2023. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $49,017,534 and $24,997,280, respectively, for the six months ended November 30, 2023.
Note 7—State or region risk
To the extent that the fund invests heavily in bonds from any given state or region, its performance could be disproportionately affected by factors particular to that state or region. These factors may include economic or political changes, tax-base erosion, possible state constitutional limits on tax increases, detrimental budget deficits and other financial difficulties, and changes to the credit ratings assigned to those states’ municipal issuers.
Note 8—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	4,354	$1,561,573	$27,134,494	$(28,653,423)	$575	$320	$70,007	—	$43,539
36	JOHN HANCOCK High Yield Municipal Bond Fund | SEMIANNUAL REPORT

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Municipal Securities Trust (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Manulife Investment Management (US) LLC (the Subadvisor), for John Hancock High Yield Municipal Bond Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 26–29, 2023 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a meeting held on May 30–June 1, 2023. The Trustees who are not "interested persons" of the Trust as defined by the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At meetings held on June 26–29, 2023, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
SEMIANNUAL REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	37

Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity management programs, derivatives risk management programs, and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor’s personnel;
(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
38	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | SEMIANNUAL REPORT

(f)	the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and
(g)	the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)	reviewed information prepared by management regarding the fund’s performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund underperformed its benchmark index and peer group median for the one-, three-, five- and ten-year periods ended December 31, 2022. The Board took into account management’s discussion of the factors that contributed to the fund’s performance relative to the benchmark index and the peer group median for the one-, three-, five- and ten-year periods, including the impact of past and current market conditions on the fund’s strategy and management’s outlook for the fund. The Board concluded that the fund’s performance is being monitored and reasonably addressed, where appropriate.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees for the fund are higher than the peer group median and net total expenses for the fund are equal to the peer group median.
The Board took into account management’s discussion of the fund’s expenses. The Board also took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund’s operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduce management fees as assets increase. The Board also noted that the fund’s distributor, an affiliate of the Advisor, has agreed to waive a
SEMIANNUAL REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	39

portion of its Rule 12b-1 fee for a share class of the fund. The Board noted that the fund has a voluntary fee waiver and/or expense reimbursement, which reduces certain expenses of the fund. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisor) from the Advisor’s relationship with the Trust, the Board:
(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the fund’s Subadvisor is an affiliate of the Advisor;
(i)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(j)	noted that the subadvisory fee for the fund is paid by the Advisor;
(k)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(l)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the Subadvisor) from their relationship with the fund was reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
40	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | SEMIANNUAL REPORT

(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund’s advisory fee structure and concluded that: (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and
(c)	the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)	information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds; and
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third-party provider of fund data.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
SEMIANNUAL REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	41

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third-party provider of fund data, to the extent available. The Board also noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group median and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund is being monitored and reasonably addressed, where appropriate;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
***
Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
42	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | SEMIANNUAL REPORT

More information
Trustees
Hassell H. McClellan, Chairpersonπ
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
William H. Cunningham*
Grace K. Fey
Noni L. Ellison
Dean C. Garfield
Deborah C. Jackson
Paul Lorentz†
Frances G. Rathke*
Gregory A. Russo
Officers
Kristie M. Feinberg#
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Manulife Investment Management (US) LLC
Portfolio Managers
Dennis DiCicco
Adam A. Weigold, CFA
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP

π Member of the Audit Committee as of September 26, 2023.
† Non-Independent Trustee
* Member of the Audit Committee
# Effective June 29, 2023.
The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
SEMIANNUAL REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	43

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Dynamic Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Municipal Bond
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Short Duration Municipal Opportunities
Strategic Income Opportunities
ALTERNATIVE FUNDS

Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock Disciplined Value International Select ETF
John Hancock Dynamic Municipal Bond ETF
John Hancock Fundamental All Cap Core ETF
John Hancock International High Dividend ETF
John Hancock Mortgage-Backed Securities ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Preferred Income ETF
John Hancock U.S. High Dividend ETF
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Lifestyle Blend Portfolios
Lifetime Blend Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
CLOSED-END FUNDS

Asset-Based Lending
Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

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NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock High Yield Municipal Bond Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF3267918	59SA 11/23
1/2024

Semiannual report
John Hancock
Municipal Opportunities Fund
Fixed income
November 30, 2023
Beginning on July 24, 2024, as required by regulations adopted by the U.S. Securities and Exchange Commission, open-end mutual funds and ETFs will transmit tailored annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in shareholder reports transmitted to shareholders, but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR.

A message to shareholders
Dear shareholder,
Bonds posted mixed results for the six months ended November 30, 2023. Bond yields stayed elevated for most of the period, putting downward pressure on bond prices. The U.S. Federal Reserve raised short-term rates in July, then held rates steady at its policy meetings in September, October, and November. Most of the world’s central banks kept rates steady during this time as well. Investors started to hope that the banks are finished with their series of interest-rate hikes and could start lowering rates as soon as mid-2024.
As a result, bond yields declined sharply around the globe in November, leading to a significant increase in bond prices. Intermediate- and long-term bond yields fell the most during the month, while the decline in short-term bond yields was more muted. The stable economy helped credit-sensitive sectors, such as bank loans and high-yield bonds, produce strong returns during the period. Regionally, North American bond markets posted the best returns, while bond markets in the Asia-Pacific region lagged.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Kristie M. Feinberg
Head of Wealth and Asset Management,
United States and Europe
Manulife Investment Management
President and CEO,
John Hancock Investment Management
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Municipal Opportunities Fund

2	Your fund at a glance
3	Portfolio summary
5	Your expenses
7	Fund’s investments
45	Financial statements
49	Financial highlights
53	Notes to financial statements
62	Evaluation of advisory and subadvisory agreements by the Board of Trustees
68	More information
SEMIANNUAL REPORT | JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks as high a level of interest income exempt from federal income tax as is consistent with preservation of capital.
AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/2023 (%)

The Bloomberg Municipal Bond Index tracks the performance of the U.S. investment-grade tax-exempt bond market.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | SEMIANNUAL REPORT

Portfolio summary
PORTFOLIO COMPOSITION AS OF 11/30/2023 (% of net assets)

QUALITY COMPOSITION AS OF 11/30/2023 (% of net assets)

Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 11-30-23 and do not reflect subsequent downgrades or upgrades, if any.
SEMIANNUAL REPORT | JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	3

SECTOR COMPOSITION AS OF 11/30/2023 (% of net assets)

Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. Political tensions, armed conflicts, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors, or the markets, generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectus.
4	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | SEMIANNUAL REPORT

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on June 1, 2023, with the same investment held until November 30, 2023.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at November 30, 2023, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on June 1, 2023, with the same investment held until November 30, 2023. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
SEMIANNUAL REPORT | JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	5

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 6-1-2023	Ending value on 11-30-2023	Expenses paid during period ended 11-30-2023[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,018.10	$3.63	0.72%
	Hypothetical example	1,000.00	1,021.40	3.64	0.72%
Class C	Actual expenses/actual returns	1,000.00	1,014.30	7.40	1.47%
	Hypothetical example	1,000.00	1,017.70	7.42	1.47%
Class I	Actual expenses/actual returns	1,000.00	1,020.00	2.88	0.57%
	Hypothetical example	1,000.00	1,022.20	2.88	0.57%
Class R6	Actual expenses/actual returns	1,000.00	1,020.10	2.83	0.56%
	Hypothetical example	1,000.00	1,022.20	2.83	0.56%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).
6	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | SEMIANNUAL REPORT

Fund’s investments
AS OF 11-30-23 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Municipal bonds 98.7%				$976,833,545
(Cost $973,098,348)
Alabama 1.0%				10,106,495
Black Belt Energy Gas District Gas Project, Series D-1	5.500	06-01-49	1,000,000	1,048,559
Black Belt Energy Gas District Series D1	4.000	07-01-52	500,000	497,652
Black Belt Energy Gas District Series D-2 (Overnight SOFR + 1.400%) (A)	4.964	07-01-52	1,325,000	1,329,282
Health Care Authority for Baptist Health Affiliate of UAB Health System, Series A	5.000	11-15-37	645,000	682,746
Southeast Alabama Gas Supply District Project No. 2, Series A	4.000	06-01-49	4,545,000	4,538,108
Southeast Energy Authority, a Cooperative District Project No. 4, Series B-2 (Overnight SOFR + 1.790%) (A)	5.354	05-01-53	2,000,000	2,010,148
Alaska 0.6%				6,254,592
Alaska Municipal Bond Bank Authority Series 2	4.250	12-01-42	2,120,000	2,086,879
Alaska Municipal Bond Bank Authority Series 2, AMT	5.250	12-01-52	500,000	513,855
Alaska Municipal Bond Bank Authority Series 4, AMT (B)	5.000	12-01-34	2,165,000	2,226,324
Alaska Municipal Bond Bank Authority Series 4, AMT (B)	5.000	12-01-35	400,000	409,177
Northern Tobacco Securitization Corp. Series A-1	5.000	06-01-25	1,000,000	1,018,357
Arizona 1.3%				13,176,673
Arizona Industrial Development Authority Benjamin Franklin Charter School Projects, Series A (C)	4.430	07-01-33	850,000	813,460
Arizona Industrial Development Authority Benjamin Franklin Charter School Projects, Series A (C)	5.000	07-01-43	750,000	690,175
Arizona Industrial Development Authority Equitable School Revolving Fund, Series A	5.000	11-01-44	1,000,000	1,020,180
Arizona Industrial Development Authority Macombs Facility Project, Series A	4.000	07-01-61	500,000	402,877
Chandler Industrial Development Authority Intel Corp. Project, Series 2, AMT	5.000	09-01-52	1,500,000	1,548,576
City of Phoenix Civic Improvement Corp. Civic Plaza, Series B (B)	5.500	07-01-28	1,000,000	1,118,507
Glendale Industrial Development Authority Royal Oaks Life Care Community	5.000	05-15-39	3,000,000	2,675,503
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	7

	Rate (%)	Maturity date	Par value^	Value
Arizona (continued)
Maricopa County Industrial Development Authority Choice Academies, Inc. Project (C)	5.500	09-01-32	1,080,000	$1,057,197
Maricopa County Industrial Development Authority Choice Academies, Inc. Project (C)	5.750	09-01-45	1,000,000	952,278
Maricopa County Industrial Development Authority HonorHealth, Series A	4.000	09-01-37	515,000	510,936
Maricopa County Industrial Development Authority HonorHealth, Series A	5.000	09-01-36	555,000	594,079
Maricopa County Industrial Development Authority Legacy Cares Project (C)	2.100	07-01-26	825,000	777,047
Salt River Project Agricultural Improvement & Power District Series A	5.000	01-01-39	960,000	1,015,858
Arkansas 0.5%				5,200,682
Arkansas Development Finance Authority Hybar Steel Project, Series A, AMT (C)	6.875	07-01-48	500,000	513,893
Arkansas Development Finance Authority Hybar Steel Project, Series B (C)	12.000	07-01-48	2,500,000	2,594,466
County of Pulaski Arkansas Children’s Hospital	5.000	03-01-35	1,000,000	1,128,222
Stuttgart School District No. 22, GO	4.125	02-01-50	1,000,000	964,101
California 7.4%				72,955,928
ABAG Finance Authority for Nonprofit Corps Sharp Healthcare, Series A	5.000	08-01-43	2,000,000	2,000,811
California Community Choice Financing Authority Clean Energy Project, Series A	4.000	10-01-52	2,180,000	2,165,250
California Community Choice Financing Authority Clean Energy Project, Series B-1	5.000	07-01-53	1,500,000	1,556,103
California Community Choice Financing Authority Series D	5.500	05-01-54	3,500,000	3,699,187
California Community College Financing Authority Napa Valley College Project, Series A (C)	4.250	07-01-32	750,000	713,147
California Community College Financing Authority Napa Valley College Project, Series A (C)	5.750	07-01-60	500,000	489,511
California County Tobacco Securitization Agency Kern County Tobacco Funding Corp.	5.000	06-01-40	1,000,000	999,990
California Health Facilities Financing Authority Adventist Health System, Series A	5.000	03-01-40	4,000,000	4,211,642
8	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
California (continued)
California Health Facilities Financing Authority Stanford Health Care, Series A	5.000	08-15-33	2,500,000	$2,976,274
California Infrastructure & Economic Development Bank Colburn School (SIFMA + 0.900%) (A)	4.710	08-01-72	1,500,000	1,474,911
California Municipal Finance Authority Certificates of Participation, Palomar Health, Series A (B)	5.000	11-01-27	100,000	106,409
California Municipal Finance Authority Certificates of Participation, Palomar Health, Series A (B)	5.000	11-01-28	115,000	124,210
California Municipal Finance Authority Certificates of Participation, Palomar Health, Series A (B)	5.000	11-01-29	100,000	109,284
California Municipal Finance Authority NorthBay Healthcare, Series A	5.250	11-01-41	1,000,000	991,815
California Municipal Finance Authority Paradise Valley Estates Project, Series A (B)	5.000	01-01-49	1,500,000	1,572,128
California Municipal Finance Authority United Airlines, Inc. Project, AMT	4.000	07-15-29	1,250,000	1,208,581
California Pollution Control Financing Authority Poseidon Resources LP Desalination Project, AMT (C)	5.000	07-01-36	750,000	790,224
California Pollution Control Financing Authority San Diego County Water Authority Desalination Project Pipeline (C)	5.000	11-21-45	500,000	503,767
California Pollution Control Financing Authority Waste Management, Inc., Series A1, AMT	3.375	07-01-25	2,000,000	1,967,596
California Pollution Control Financing Authority Waste Management, Inc., Series A3, AMT	4.300	07-01-40	1,000,000	989,450
California School Finance Authority John Adams Academies, Series A (C)	4.500	07-01-32	810,000	777,640
California State Public Works Board Series B	5.000	10-01-39	1,000,000	1,007,332
California State Public Works Board Various Correctional Facilities, Series A	5.000	09-01-39	1,845,000	1,857,045
City & County of San Francisco Transbay Transit Center, Series A	5.000	09-01-42	1,300,000	1,371,283
City of Oroville Oroville Hospital	5.250	04-01-49	3,000,000	1,767,917
City of San Francisco Public Utilities Commission Water Revenue Regional and Local Water, Series A	5.250	11-01-48	3,275,000	3,690,101
Compton Community Redevelopment Agency Successor Agency Series A (B)	5.250	08-01-32	1,000,000	1,122,683
CSCDA Community Improvement Authority 1818 Platinum Triangle Anaheim, Series A-2 (C)	3.250	04-01-57	425,000	280,325
Golden State Tobacco Securitization Corp. Tobacco Settlement, Series A-1	5.000	06-01-51	1,000,000	1,025,902
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	9

	Rate (%)	Maturity date	Par value^	Value
California (continued)
Los Angeles Department of Water & Power Series D	5.000	07-01-52	2,000,000	$2,179,413
Mount Diablo Unified School District Series B, GO	4.000	08-01-33	1,445,000	1,550,247
M-S-R Energy Authority Series B	6.500	11-01-39	945,000	1,160,932
M-S-R Energy Authority Series B	7.000	11-01-34	2,500,000	3,111,178
Newark Unified School District Series B, GO (B)	4.000	08-01-42	385,000	392,840
River Islands Public Financing Authority Community Facilities District No. 2023-1	5.625	09-01-53	600,000	600,688
San Bernardino Community College District Election of 2002, Series D, GO (D)	3.445	08-01-33	1,900,000	1,362,756
San Bernardino County Transportation Authority Series A	4.000	03-01-38	1,000,000	1,036,645
San Diego Unified School District Series I, GO (D)	4.406	07-01-39	1,250,000	632,200
San Francisco Bay Area Rapid Transit District Election of 2016, Series D1, GO	4.250	08-01-52	7,500,000	7,597,267
San Francisco City & County Airport Commission Series A, AMT	5.000	05-01-38	2,015,000	2,151,433
San Francisco City & County Airport Commission SFO Fuel Company, AMT	5.000	01-01-38	1,000,000	1,039,253
San Francisco City & County Airport Commission SFO Fuel Company, AMT	5.000	01-01-39	1,510,000	1,564,215
San Francisco City & County Public Utilities Commission Power Revenue Series A	5.000	11-01-45	1,500,000	1,522,129
State of California, GO	3.500	12-01-27	720,000	720,414
State of California, GO	3.650	12-01-28	550,000	554,470
State of California, GO	3.800	12-01-29	425,000	431,545
University of California Series BM	5.000	05-15-35	1,000,000	1,194,495
Windsor Unified School District Election of 2016, GO (B)	4.000	08-01-46	2,595,000	2,603,290
Colorado 3.4%				33,620,319
City & County of Denver Company Airport System Revenue Series D, AMT	5.500	11-15-29	10,000,000	11,144,133
City & County of Denver Company Pledged Excise Tax Revenue Series A	4.000	08-01-38	2,000,000	2,017,348
Colorado Bridge Enterprise Central 70 Project, AMT	4.000	12-31-26	3,950,000	3,978,335
10	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Colorado (continued)
Colorado Health Facilities Authority AdventHealth Obligated Group	4.000	11-15-38	1,000,000	$997,616
Colorado Health Facilities Authority Commonspirit Health Series A	5.000	11-01-26	350,000	363,798
Colorado Health Facilities Authority Commonspirit Health Series A	5.000	11-01-28	1,000,000	1,068,374
Colorado Health Facilities Authority Commonspirit Health Series A	5.000	11-01-29	800,000	863,112
Colorado Health Facilities Authority Frasier Meadows Retirement Community Project, Series A	5.250	05-15-37	500,000	489,607
Colorado Health Facilities Authority Frasier Meadows Retirement Community Project, Series A	5.250	05-15-47	1,500,000	1,382,318
Colorado Health Facilities Authority Intermountain Healthcare, Series B	5.000	05-15-62	1,000,000	1,046,084
Denver Convention Center Hotel Authority	5.000	12-01-36	1,000,000	1,010,843
Denver Convention Center Hotel Authority Series 2016	5.000	12-01-33	1,620,000	1,651,809
Fiddler’s Business Improvement District Greenwood Village, GO (C)	5.000	12-01-32	250,000	251,343
Gold Hill Mesa Metropolitan District No. 2 Series A, GO (B)	5.000	12-01-25	135,000	138,534
Gold Hill Mesa Metropolitan District No. 2 Series A, GO (B)	5.000	12-01-26	145,000	151,311
Gold Hill Mesa Metropolitan District No. 2 Series A, GO (B)	5.000	12-01-28	70,000	75,198
Gold Hill Mesa Metropolitan District No. 2 Series A, GO (B)	5.000	12-01-29	45,000	48,841
Gold Hill Mesa Metropolitan District No. 2 Series A, GO (B)	5.000	12-01-30	15,000	16,456
Heritage Ridge Metropolitan District Series A, GO (B)	4.000	12-01-29	210,000	218,015
Heritage Ridge Metropolitan District Series A, GO (B)	4.000	12-01-31	240,000	248,116
Heritage Ridge Metropolitan District Series A, GO (B)	4.000	12-01-34	125,000	128,974
Heritage Ridge Metropolitan District Series A, GO (B)	4.000	12-01-42	125,000	122,200
Public Authority for Colorado Energy Natural Gas Revenue	6.250	11-15-28	3,355,000	3,560,319
Rendezvous Residential Metropolitan District, GO (B)	2.000	12-01-29	325,000	288,846
Rendezvous Residential Metropolitan District, GO (B)	2.125	12-01-30	500,000	445,201
Rendezvous Residential Metropolitan District, GO (B)	2.250	12-01-32	450,000	386,613
South Suburban Park & Recreation District Certificates of Participation	4.000	12-15-41	435,000	430,385
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	11

	Rate (%)	Maturity date	Par value^	Value
Colorado (continued)
Villages at Castle Rock Metropolitan District No. 6 Cobblestone Ranch Project, Series 2, GO (D)	8.139	12-01-37	3,333,333	$1,096,590
Connecticut 1.6%				15,676,640
Connecticut State Health & Educational Facilities Authority Connecticut Children’s Medical Center, Series E	5.000	07-15-39	750,000	792,801
Connecticut State Health & Educational Facilities Authority Connecticut Children’s Medical Center, Series E	5.000	07-15-40	500,000	524,150
Connecticut State Health & Educational Facilities Authority Connecticut Children’s Medical Center, Series E	5.000	07-15-41	750,000	783,307
Connecticut State Health & Educational Facilities Authority Series A	2.800	07-01-48	1,500,000	1,474,600
Connecticut State Health & Educational Facilities Authority Stamford Hospital, Series M	4.000	07-01-39	2,000,000	1,896,099
Harbor Point Infrastructure Improvement District Harbor Point Project (C)	5.000	04-01-39	3,500,000	3,511,444
State of Connecticut Series C, GO	4.000	06-01-39	185,000	186,303
State of Connecticut Series D, GO	5.000	09-15-30	650,000	738,844
State of Connecticut Bradley International Airport CFC Revenue Ground Transportation Center Project, AMT	5.000	07-01-49	1,435,000	1,436,772
State of Connecticut Special Tax Revenue Series B	5.000	10-01-36	1,000,000	1,073,796
State of Connecticut Special Tax Revenue Series B	5.000	10-01-37	1,000,000	1,066,941
Town of Hamden Whitney Center Project	5.000	01-01-50	750,000	599,232
Town of Hamden, GO (B)	5.000	08-15-33	1,390,000	1,592,351
Delaware 0.5%				5,349,956
Delaware State Economic Development Authority NRG Energy Project, Series A	1.250	10-01-45	4,000,000	3,713,748
Delaware State Economic Development Authority NRG Energy Project, Series B	1.250	10-01-40	500,000	464,219
Delaware Transportation Authority Transportation System Senior Revenue	3.000	07-01-35	1,225,000	1,171,989
12	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
District of Columbia 0.6%				$6,147,641
District of Columbia DC Smart Street Lighting Project, AMT	5.000	08-31-28	2,000,000	2,127,729
District of Columbia KIPP DC Project	4.000	07-01-39	1,750,000	1,664,755
District of Columbia The Catholic University of America	5.000	10-01-32	35,000	37,247
Metropolitan Washington Airports Authority Aviation Revenue Series A, AMT	5.000	10-01-26	315,000	327,727
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Series C (B)	6.500	10-01-41	1,815,000	1,990,183
Florida 7.6%				75,433,272
Alachua County Health Facilities Authority Oak Hammock at the University of Florida, Inc. Project	4.000	10-01-40	250,000	202,046
Alachua County Health Facilities Authority Shands Teaching Hospital & Clinics	5.000	12-01-44	750,000	751,749
City of Atlantic Beach Fleet Landing Project, Series A	5.000	11-15-48	1,000,000	867,955
City of Fort Lauderdale Series A	5.000	07-01-53	635,000	675,803
City of Jacksonville Series A	5.000	10-01-32	150,000	175,087
City of Tampa H. Lee Moffitt Cancer Center Project	5.000	07-01-50	485,000	497,210
County of Broward Airport System Revenue, Series A, AMT	5.000	10-01-27	1,500,000	1,580,034
County of Lake Imagine South Lake Charter School Project, Series A (C)	5.000	01-15-54	225,000	194,086
County of Lee Airport Revenue Series A, AMT	5.000	10-01-30	3,500,000	3,788,573
County of Lee Airport Revenue Series B, AMT	5.000	10-01-28	4,060,000	4,314,440
County of Miami-Dade Seaport Department Series A, AMT	5.000	10-01-36	1,300,000	1,402,075
County of Miami-Dade Seaport Department Series A, AMT	5.000	10-01-39	3,000,000	3,168,611
County of Miami-Dade Seaport Department Series A-1, AMT (B)	4.000	10-01-45	1,000,000	933,023
County of Miami-Dade Seaport Department Series B-2	4.000	10-01-41	2,000,000	1,982,246
County of Monroe Airport Revenue Key West International Airport, AMT	5.000	10-01-25	130,000	132,626
County of Monroe Airport Revenue Key West International Airport, AMT	5.000	10-01-26	150,000	154,673
County of Monroe Airport Revenue Key West International Airport, AMT	5.000	10-01-27	70,000	72,970
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	13

	Rate (%)	Maturity date	Par value^	Value
Florida (continued)
County of Monroe Airport Revenue Key West International Airport, AMT	5.000	10-01-28	180,000	$189,243
County of Monroe Airport Revenue Key West International Airport, AMT	5.000	10-01-29	425,000	447,863
County of Monroe Airport Revenue Key West International Airport, AMT	5.000	10-01-33	1,000,000	1,059,154
Duval County Public Schools School Board Certificates of Participation Series A (B)	5.000	07-01-30	500,000	554,816
Duval County Public Schools School Board Certificates of Participation Series A (B)	5.000	07-01-31	250,000	277,780
Florida Atlantic University Finance Corp. Student Housing Project, Series B	4.000	07-01-35	1,280,000	1,295,996
Florida Department of Management Services Certificates of Participation, Series A	3.000	11-01-37	2,315,000	2,028,303
Florida Development Finance Corp. IPS Florida LLC (C)	5.250	06-15-29	700,000	685,545
Florida Development Finance Corp. River City Science Academy	5.000	07-01-31	325,000	338,032
Florida Development Finance Corp. River City Science Academy	5.000	07-01-42	705,000	709,281
Florida Development Finance Corp. UF Health Jacksonville Project	5.000	02-01-33	1,000,000	1,014,078
Florida Development Finance Corp. Waste Pro USA, Inc. Project, AMT	3.000	06-01-32	3,000,000	2,358,241
Florida Development Finance Corp. Waste Pro USA, Inc. Project, AMT (C)	5.250	08-01-29	1,000,000	953,320
Florida Development Finance Corp. Waste Pro USA, Inc. Project, AMT (C)	6.125	07-01-32	1,000,000	1,002,791
Florida Gulf Coast University Financing Corp. Housing Project, Series A	5.000	02-01-27	805,000	843,867
Florida Gulf Coast University Financing Corp. Housing Project, Series A	5.000	02-01-28	400,000	426,169
Florida Gulf Coast University Financing Corp. Housing Project, Series A	5.000	02-01-29	435,000	469,834
Florida Gulf Coast University Financing Corp. Housing Project, Series A	5.000	02-01-30	440,000	480,460
Florida Gulf Coast University Financing Corp. Housing Project, Series A	5.000	02-01-31	460,000	507,948
Florida Gulf Coast University Financing Corp. Housing Project, Series A	5.000	02-01-32	485,000	540,809
Florida Higher Educational Facilities Financial Authority Jacksonville University (C)	4.500	06-01-33	4,035,000	3,860,457
Florida State Board of Governors Polytech University, Series A (B)	4.250	07-01-38	1,000,000	1,011,230
Florida State Board of Governors University of Florida Research Revenue Series B	4.125	07-01-53	1,620,000	1,598,657
14	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Florida (continued)
Hillsborough County Aviation Authority Tampa International Airport, AMT	5.000	10-01-48	1,500,000	$1,522,411
Hillsborough County Industrial Development Authority Tampa General Hospital Project, Series A	4.000	08-01-50	2,075,000	1,830,141
Miami Beach Health Facilities Authority Mt. Sinai Medical Center of Florida, Series B	4.000	11-15-51	1,500,000	1,322,390
Miami Beach Redevelopment Agency City Center/Historic Convention Village (B)	5.000	02-01-44	5,150,000	5,155,479
Miami-Dade County Health Facilities Authority Nicklaus Children’s Hospital	5.000	08-01-47	1,000,000	1,015,290
Middleton Community Development District A Special Assessment Revenue	5.200	05-01-27	500,000	504,368
Middleton Community Development District A Special Assessment Revenue	5.450	05-01-32	250,000	257,170
Orange County Health Facilities Authority Orlando Health Obligated Group, Series A	5.000	10-01-41	1,000,000	1,065,235
Orange County Health Facilities Authority Orlando Health Obligated Group, Series A	5.000	10-01-42	1,250,000	1,324,753
Orange County Health Facilities Authority Presbyterian Retirement Communities	4.000	08-01-36	3,500,000	3,224,953
Palm Beach County Health Facilities Authority Jupiter Medical Center Project, Series A	5.000	11-01-31	350,000	371,067
Palm Beach County Health Facilities Authority Retirement Life Communities, Inc.	5.000	11-15-32	2,785,000	2,822,196
Palm Beach County Health Facilities Authority Retirement Life Communities, Inc.	5.000	11-15-45	1,950,000	1,867,266
Palm Beach County Health Facilities Authority Toby and Leon Cooperman Sinai Residences	4.000	06-01-26	300,000	293,257
Palm Beach County Health Facilities Authority Toby and Leon Cooperman Sinai Residences	4.000	06-01-31	2,300,000	2,134,587
Palm Beach County Health Facilities Authority Toby and Leon Cooperman Sinai Residences	4.000	06-01-36	1,500,000	1,297,391
Polk County Industrial Development Authority Mineral Development LLC, AMT (C)	5.875	01-01-33	1,750,000	1,742,012
St. Johns County Industrial Development Authority Vicar’s Landing Project, Series A	4.000	12-15-50	700,000	485,990
University of Florida Department of Housing & Residence Series A	4.000	07-01-35	3,165,000	3,233,655
Village Community Development District CDD No. 6 (B)	4.000	05-01-37	415,000	416,580
Georgia 4.2%				41,737,523
Athens-Clarke County Unified Government Development Authority University of Georgia Athletic Association Project	5.000	04-01-40	1,230,000	1,355,603
Augusta Development Authority AU Health System, Inc. Project	4.000	07-01-38	150,000	144,154
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	15

	Rate (%)	Maturity date	Par value^	Value
Georgia (continued)
Augusta Development Authority AU Health System, Inc. Project	4.000	07-01-39	40,000	$38,225
Augusta Development Authority AU Health System, Inc. Project	5.000	07-01-26	1,775,000	1,839,683
Augusta Development Authority AU Health System, Inc. Project	5.000	07-01-33	1,790,000	1,880,154
Augusta Development Authority AU Health System, Inc. Project	5.000	07-01-35	2,000,000	2,091,068
Decatur Public Facilities Authority Decatur City Projects, GO	3.000	02-01-47	1,000,000	786,063
Development Authority of Burke County Georgia Power Company Vogtle Project, Fifth Series 1995	2.200	10-01-32	2,350,000	1,900,718
Development Authority of Burke County Georgia Power Company Vogtle Project, Fourth Series 1994	3.800	10-01-32	1,000,000	990,597
Development Authority of Monroe County Georgia Power Company Plant Scherer Project	3.875	06-01-42	250,000	248,148
Development Authority of Rockdale County Pratt Paper LLC Project, AMT (C)	4.000	01-01-38	1,000,000	913,034
Fulton County Residential Care Facilities for the Elderly Authority Canterbury Court Project, Series A (C)	5.000	04-01-37	1,500,000	1,380,401
Fulton County Residential Care Facilities for the Elderly Authority Lenbrook Square Foundation, Inc.	5.000	07-01-42	3,250,000	2,991,244
Georgia Ports Authority	4.000	07-01-52	660,000	638,593
Georgia State Road & Tollway Authority Managed Lane System, Series A	4.000	07-15-38	4,500,000	4,623,662
Main Street Natural Gas, Inc. Series A	5.000	05-15-27	4,000,000	4,097,329
Main Street Natural Gas, Inc. Series A	5.000	05-15-37	335,000	351,939
Main Street Natural Gas, Inc. Series A	5.000	05-15-43	750,000	760,141
Main Street Natural Gas, Inc. Series B	5.000	07-01-53	2,750,000	2,865,185
Main Street Natural Gas, Inc. Series E-1	5.000	12-01-53	3,000,000	3,144,754
Main Street Natural Gas, Inc. (Georgia) Series A	5.000	05-15-35	1,840,000	1,947,211
Municipal Electric Authority of Georgia Series EE (B)	7.250	01-01-24	2,000,000	2,005,363
Municipal Electric Authority of Georgia Series HH	5.000	01-01-29	3,000,000	3,191,169
Private Colleges & Universities Authority Mercer University Project	4.000	10-01-50	1,345,000	1,229,595
Private Colleges & Universities Authority Mercer University Project	5.000	10-01-28	300,000	323,490
16	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Hawaii 0.2%				$1,517,286
State of Hawaii Airports System Revenue Series A, AMT	5.000	07-01-48	1,000,000	1,016,330
State of Hawaii Harbor System Revenue Series A, AMT	5.000	07-01-27	475,000	500,956
Illinois 8.6%				84,881,716
Chicago Board of Education Dedicated Capital Improvement	5.000	04-01-42	1,400,000	1,398,968
Chicago Board of Education Dedicated Capital Improvement	6.000	04-01-46	3,500,000	3,609,372
Chicago Board of Education Series A, GO	5.000	12-01-34	3,000,000	3,139,535
Chicago Board of Education Series B, GO	4.000	12-01-38	2,000,000	1,785,295
Chicago Board of Education Series B, GO	5.000	12-01-30	1,000,000	1,041,228
Chicago O’Hare International Airport Series A, AMT	5.000	01-01-48	1,500,000	1,523,490
Chicago O’Hare International Airport Series C	5.000	01-01-38	1,545,000	1,574,069
Chicago O’Hare International Airport Series D	5.000	01-01-52	3,670,000	3,715,112
City of Chicago 2nd Lien Project	3.150	11-01-24	500,000	497,567
City of Chicago Series A (B)	5.250	01-01-48	200,000	215,798
City of Chicago Series A, GO	5.000	01-01-29	4,000,000	4,209,189
City of Chicago Series A, GO	5.000	01-01-31	1,000,000	1,048,767
City of Chicago Series C	5.000	01-01-39	2,500,000	2,505,080
County of Cook Series B	5.000	11-15-29	225,000	247,654
Illinois Finance Authority DePaul College Prep Foundation, Series A (C)	4.500	08-01-33	1,155,000	1,135,406
Illinois Finance Authority Dominican University	5.000	03-01-27	510,000	516,993
Illinois Finance Authority Dominican University	5.000	03-01-29	560,000	570,247
Illinois Finance Authority Dominican University	5.000	03-01-31	620,000	630,471
Illinois Finance Authority LRS Holdings LLC Project, Series A, AMT (C)	7.250	09-01-52	1,000,000	1,033,363
Illinois Finance Authority LRS Holdings LLC Project, Series B, AMT (C)	7.375	09-01-42	1,250,000	1,305,873
Illinois Finance Authority Shedd Aquarium Society Project	5.000	06-01-31	600,000	675,076
Illinois Finance Authority UChicago Medicine, Series B-2	5.000	08-15-52	2,000,000	2,121,067
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	17

	Rate (%)	Maturity date	Par value^	Value
Illinois (continued)
Illinois State Toll Highway Authority Series A	5.000	01-01-45	2,365,000	$2,513,917
Metropolitan Pier & Exposition Authority McCormick Place Expansion	4.000	12-15-42	2,000,000	1,919,566
Metropolitan Pier & Exposition Authority McCormick Place Expansion	5.000	12-15-27	3,345,000	3,416,724
Northern Illinois University Auxiliary Facilities System Revenue (B)	4.000	10-01-37	30,000	29,561
Sales Tax Securitization Corp. Series A	4.000	01-01-39	750,000	743,590
Sales Tax Securitization Corp. Series A	4.000	01-01-42	1,950,000	1,933,530
Sales Tax Securitization Corp. Series A	5.000	01-01-32	905,000	954,603
Sales Tax Securitization Corp. Series A	5.000	01-01-36	1,000,000	1,066,322
Sales Tax Securitization Corp. Series A	5.000	01-01-37	4,215,000	4,368,726
Sales Tax Securitization Corp. Series C	5.000	01-01-35	1,250,000	1,351,942
Sales Tax Securitization Corp. Series D	5.000	01-01-36	1,100,000	1,220,286
Sales Tax Securitization Corp. Series D	5.000	01-01-37	1,310,000	1,430,734
Sales Tax Securitization Corp. Series D	5.000	01-01-38	1,385,000	1,490,513
Sales Tax Securitization Corp. Series D	5.000	01-01-39	1,520,000	1,630,971
South Suburban College Community School District No. 510, GO (B)	5.250	12-01-37	1,190,000	1,299,906
South Suburban College Community School District No. 510, GO (B)	5.250	12-01-39	1,345,000	1,454,598
South Suburban College Community School District No. 510, GO (B)	5.250	12-01-41	1,490,000	1,601,428
State of Illinois Series A, GO	5.000	10-01-28	1,750,000	1,875,336
State of Illinois Series A, GO	5.000	05-01-34	2,000,000	2,097,053
State of Illinois Series A, GO	5.000	05-01-40	350,000	360,624
State of Illinois Series B, GO	4.000	11-01-35	2,000,000	2,007,234
State of Illinois Series B, GO	5.000	10-01-30	2,000,000	2,190,119
State of Illinois Series D, GO	3.250	11-01-26	2,815,000	2,760,288
State of Illinois, GO (B)	4.000	02-01-31	1,000,000	1,013,734
Upper Illinois River Valley Development Authority Prairie Crossing Charter School Project (C)	5.000	01-01-55	625,000	544,486
18	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Illinois (continued)
Village of Lincolnwood Certificates of Participation, District 1860 Development Project, Series A (C)	4.820	01-01-41	5,790,000	$5,235,713
Winnebago & Boone Counties School District No. 205 Rockford, GO (B)	5.000	02-01-32	3,500,000	3,870,592
Indiana 1.9%				18,345,361
City of Whiting BP Products North America, Inc., Series A, AMT	4.400	03-01-46	3,825,000	3,833,514
Greensburg Building Corp. Fire Station Project, Series A (B)	5.000	07-15-33	1,555,000	1,753,935
Greensburg Building Corp. Public Works Building Project, Series B (B)	5.000	07-15-33	1,195,000	1,347,879
Indiana Finance Authority CWA Authority Project. Series 2024-A (E)	5.000	10-01-40	500,000	528,518
Indiana Finance Authority Ohio Valley Electric Corp. Project, Series A	4.250	11-01-30	1,000,000	1,003,781
Indiana Finance Authority Polyflow Industry Project, AMT (C)	7.000	03-01-39	1,210,000	882,474
Indiana Finance Authority University Evansville Project, Series A	5.000	09-01-24	500,000	501,665
Indiana Finance Authority University Evansville Project, Series A	5.000	09-01-25	500,000	503,422
Indiana Municipal Power Agency Series A	5.000	01-01-42	1,555,000	1,615,976
Indianapolis Local Public Improvement Bond Bank Circle City Forward Phase II	4.125	02-01-52	800,000	775,476
Indianapolis Local Public Improvement Bond Bank Convention Center Hotel, Series E (E)	5.500	03-01-38	800,000	827,796
Indianapolis Local Public Improvement Bond Bank Indianapolis Airport Authority Project, Series G-2, AMT	5.000	01-01-30	405,000	437,657
Indianapolis Local Public Improvement Bond Bank Indianapolis Airport Authority Project, Series G-2, AMT	5.000	01-01-31	1,295,000	1,413,375
Indianapolis Local Public Improvement Bond Bank Indianapolis Airport Authority Project, Series G-2, AMT	5.000	01-01-32	450,000	493,697
Indianapolis Local Public Improvement Bond Bank Indianapolis Airport Authority Project, Series G-2, AMT	5.000	01-01-33	690,000	759,330
Indianapolis Local Public Improvement Bond Bank Indianapolis Airport Authority Project, Series G-2, AMT	5.000	01-01-34	465,000	511,032
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	19

	Rate (%)	Maturity date	Par value^	Value
Indiana (continued)
Indianapolis Local Public Improvement Bond Bank Stormwater Project, Series C	4.000	01-01-47	1,185,000	$1,155,834
Iowa 0.3%				3,133,399
Harlan Community School District, GO (B)	4.000	06-01-32	515,000	540,402
Harlan Community School District, GO (B)	4.000	06-01-33	540,000	564,188
PEFA, Inc. Gas Project Revenue	5.000	09-01-49	2,000,000	2,028,809
Kansas 0.5%				5,008,456
City of Prairie Village Meadowbrook TIF Project	2.875	04-01-30	470,000	437,693
Kansas Development Finance Authority Adventhealth Obligated Group, Series B	5.000	11-15-54	3,000,000	3,346,991
Wyandotte County-Kansas City Unified Government Legends Apartments Garage & West Lawn Project	4.500	06-01-40	1,335,000	1,223,772
Kentucky 0.9%				8,749,624
County of Trimble Louisville Gas and Electric Company, AMT	1.300	09-01-44	2,500,000	2,158,146
Eastern Kentucky University Series A	5.000	04-01-27	480,000	506,994
Kentucky Municipal Power Agency Prairie State Project, Series A	4.000	09-01-45	500,000	426,315
Kentucky Public Energy Authority Series C	4.000	08-01-24	635,000	635,229
Kentucky Public Energy Authority Series C	4.000	08-01-25	600,000	600,407
Kentucky Turnpike Authority Revitalization Projects, Series 2022-A	5.000	07-01-32	2,000,000	2,285,235
Louisville/Jefferson County Metropolitan Government UofL Health Project, Series A (B)	5.000	05-15-47	900,000	931,189
Woodford County School District Finance Corp. Series A (B)	6.000	08-01-31	1,015,000	1,206,109
Louisiana 2.3%				22,858,364
City of Shreveport Water & Sewer Revenue	5.000	12-01-40	15,000	15,240
Louisiana Local Government Environmental Facilities & Community Development Authority Downsville Community Charter School Project (C)	6.375	06-15-53	3,500,000	3,393,698
Louisiana Local Government Environmental Facilities & Community Development Authority Entergy Louisiana LLC Project, Series A	2.000	06-01-30	770,000	663,067
20	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Louisiana (continued)
Louisiana Local Government Environmental Facilities & Community Development Authority Louisiana Insurance Guaranty Association Project, Series B	5.000	08-15-32	5,000,000	$5,253,174
Louisiana Local Government Environmental Facilities & Community Development Authority Westlake Chemical Corp. Project	3.500	11-01-32	5,000,000	4,643,172
Louisiana Public Facilities Authority Lincoln Preparatory School, Series A (C)	6.375	06-01-52	250,000	234,907
Louisiana Public Facilities Authority Ochsner Clinic Foundation Project	5.000	05-15-46	2,500,000	2,529,702
New Orleans Aviation Board Parking Facilities Corp. Consolidated Garage System (B)	5.000	10-01-48	1,000,000	1,027,378
New Orleans Aviation Board Series B, AMT	5.000	01-01-39	375,000	395,803
New Orleans Aviation Board Series B, AMT	5.000	01-01-41	1,490,000	1,565,238
New Orleans Aviation Board Series B, AMT	5.000	01-01-42	685,000	715,883
New Orleans Aviation Board Series B, AMT	5.000	01-01-48	245,000	245,065
St. James Parish NuStar Logistics LP Project (C)	5.850	08-01-41	1,000,000	1,017,385
State of Louisiana Gasoline & Fuels Tax Revenue Series B	3.000	05-01-41	1,420,000	1,158,652
Maine 0.1%				974,364
City of Lewiston, GO	5.000	03-15-32	860,000	974,364
Maryland 1.3%				13,301,379
City of Gaithersburg Asbury Maryland Obligated Group	5.000	01-01-37	2,000,000	1,938,336
County of Howard Consolidated Public Improvement Project, Series A, GO	4.000	08-15-37	1,000,000	1,028,902
Maryland Economic Development Corp. Morgan St. University Project, Series A	5.250	07-01-31	500,000	541,501
Maryland Economic Development Corp. Morgan St. University Project, Series A	5.250	07-01-32	500,000	544,598
Maryland Economic Development Corp. Morgan St. University Project, Series A	5.250	07-01-33	500,000	543,086
Maryland Health & Higher Educational Facilities Authority Broadmead Issue, Series A	5.000	07-01-43	1,240,000	1,227,737
Maryland Health & Higher Educational Facilities Authority University of Maryland Medical System, Series B-1	5.000	07-01-45	1,000,000	1,015,656
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	21

	Rate (%)	Maturity date	Par value^	Value
Maryland (continued)
Maryland Stadium Authority Built to Learn	5.000	06-01-27	845,000	$903,808
State of Maryland Department of Transportation Series A	3.000	10-01-33	5,860,000	5,557,755
Massachusetts 3.8%				37,637,894
Commonwealth of Massachusetts Transportation Fund Revenue Rail Enhancement and Accelerated Bridge Programs, Series A	5.000	06-01-42	3,185,000	3,302,347
Massachusetts Bay Transportation Authority Sales Tax Revenue Series A 1	4.000	07-01-36	2,900,000	3,010,540
Massachusetts Development Finance Agency Boston College, Series T	5.000	07-01-39	1,480,000	1,552,321
Massachusetts Development Finance Agency Boston Medical Center, Series D	5.000	07-01-44	3,540,000	3,556,568
Massachusetts Development Finance Agency Boston Medical Center, Series G	4.375	07-01-52	640,000	593,634
Massachusetts Development Finance Agency Boston Medical Center, Series G	5.250	07-01-48	1,000,000	1,048,329
Massachusetts Development Finance Agency Boston University, Series BB1	5.000	10-01-46	580,000	593,617
Massachusetts Development Finance Agency Boston University, Series FF	5.000	10-01-48	1,000,000	1,080,597
Massachusetts Development Finance Agency Carleton-Willard Village Homes, Inc.	5.000	12-01-42	1,050,000	1,052,668
Massachusetts Development Finance Agency Dana Farber Cancer Institute, Series N	5.000	12-01-41	2,450,000	2,506,546
Massachusetts Development Finance Agency Merrimack College	5.000	07-01-37	725,000	752,979
Massachusetts Development Finance Agency Merrimack College	5.000	07-01-52	1,000,000	985,634
Massachusetts Development Finance Agency Newbridge Charles, Inc. (C)	5.000	10-01-37	2,000,000	1,935,863
Massachusetts Development Finance Agency NewBridge on the Charles, Inc. (C)	5.000	10-01-47	560,000	501,167
Massachusetts Development Finance Agency Suffolk University	5.000	07-01-35	750,000	782,589
Massachusetts Development Finance Agency UMass Memorial Health Care, Series I	5.000	07-01-46	1,150,000	1,156,448
Massachusetts Development Finance Agency Worcester Polytechnic Institute	3.000	09-01-36	85,000	75,813
Massachusetts Development Finance Agency Worcester Polytechnic Institute	5.000	09-01-31	20,000	21,936
Massachusetts Development Finance Agency Worcester Polytechnic Institute	5.000	09-01-42	305,000	316,108
Massachusetts Development Finance Agency Worcester Polytechnic Institute	5.000	09-01-52	250,000	255,228
22	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Massachusetts (continued)
Massachusetts Development Finance Agency Worcester Polytechnic Institute	5.000	09-01-59	6,750,000	$7,030,132
Massachusetts Educational Financing Authority Series A, GO	5.950	07-01-44	1,265,000	1,241,728
Massachusetts Housing Finance Agency Series 162	3.450	12-01-37	1,255,000	1,154,935
Massachusetts Port Authority BOSFuel Project, Series A, AMT	5.000	07-01-39	1,000,000	1,039,051
Massachusetts Port Authority BOSFuel Project, Series A, AMT	5.000	07-01-49	1,000,000	1,015,823
Massachusetts Port Authority Series C, AMT	5.000	07-01-30	1,000,000	1,075,293
Michigan 2.3%				22,479,850
City of Detroit, GO	5.000	04-01-24	300,000	300,602
City of Detroit, GO	5.000	04-01-26	660,000	673,464
City of Detroit, GO	5.000	04-01-30	800,000	847,140
City of Detroit, GO	5.500	04-01-32	295,000	320,932
City of Detroit, GO	5.500	04-01-33	470,000	510,900
City of Detroit, GO	5.500	04-01-34	330,000	358,197
City of Detroit, GO	5.500	04-01-39	1,290,000	1,360,512
Detroit City School District School Building and Site Improvement, Series A, GO (B)	5.250	05-01-32	1,100,000	1,259,371
Detroit Downtown Development Authority Catalyst Development Project, Series A (B)	5.000	07-01-43	1,000,000	1,002,284
Great Lakes Water Authority Sewage Disposal System Revenue Series C	5.000	07-01-35	4,000,000	4,129,394
Great Lakes Water Authority Water Supply System Revenue Series A	5.000	07-01-45	500,000	526,635
Michigan Finance Authority Beaumont-Spectrum Consolidation (SIFMA + 0.750%) (A)	4.560	04-15-47	1,750,000	1,739,753
Michigan Finance Authority Lawrence Technological University	4.000	02-01-32	490,000	460,481
Michigan Finance Authority Lawrence Technological University	4.000	02-01-42	540,000	437,390
Michigan Finance Authority Local Government Loan Program (B)	5.000	07-01-36	250,000	251,107
Michigan Finance Authority Local Government Loan Program, Series F-1, GO	4.500	10-01-29	1,500,000	1,503,945
Michigan Finance Authority McLaren Healthcare Hospital, Series A	5.000	05-15-38	1,450,000	1,461,834
Michigan Finance Authority Series A-1	4.000	06-01-49	1,800,000	1,612,218
Oakland University Series B	5.000	03-01-34	615,000	686,123
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	23

	Rate (%)	Maturity date	Par value^	Value
Michigan (continued)
State of Michigan Trunk Line Revenue Rebuilding Michigan Program, Series B	4.000	11-15-39	3,000,000	$3,037,568
Minnesota 0.1%				726,609
Minnesota Housing Finance Agency Series A	2.950	02-01-46	822,947	726,609
Mississippi 0.3%				2,797,376
Mississippi Business Finance Corp. System Energy Resources, Inc. Project	2.375	06-01-44	1,595,000	934,751
Mississippi Development Bank Magnolia Regional Health Center Project (C)	4.000	10-01-41	1,000,000	818,349
State of Mississippi Gaming Tax Revenue Series A	5.000	10-15-36	1,000,000	1,044,276
Missouri 1.2%				12,000,372
Andrew County Reorganized School District No. 3 Certificates of Participation, Series A (B)	5.000	04-15-37	335,000	364,136
Andrew County Reorganized School District No. 3 Certificates of Participation, Series A (B)	5.000	04-15-38	380,000	407,150
Health & Educational Facilities Authority of the State of Missouri Lake Regional Health System Obligated Group	4.000	02-15-34	250,000	239,399
Health & Educational Facilities Authority of the State of Missouri Mercy Health	5.500	12-01-48	1,000,000	1,093,294
Kansas City Industrial Development Authority Kansas City International Airport Terminal, AMT	4.000	03-01-45	1,000,000	911,103
Lee’s Summit Industrial Development Authority John Knox Village ,Series A	5.000	08-15-36	125,000	112,345
Missouri Development Finance Board Infrastructure Facilities Revenue (B)	5.000	06-01-28	2,000,000	2,164,491
Missouri Development Finance Board St. Louis Zoo Projects	5.000	05-01-31	1,000,000	1,115,541
Missouri Development Finance Board St. Louis Zoo Projects	5.000	05-01-32	1,125,000	1,269,018
Missouri Joint Municipal Electric Utility Commission MoPEP Facilities	5.000	12-01-28	750,000	816,473
Missouri Joint Municipal Electric Utility Commission MoPEP Facilities	5.000	12-01-31	1,000,000	1,130,425
Missouri Joint Municipal Electric Utility Commission MoPEP Facilities	5.000	12-01-32	500,000	570,865
Missouri Joint Municipal Electric Utility Commission MoPEP Facilities	5.000	12-01-34	735,000	823,701
24	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Missouri (continued)
Taney County Industrial Development Authority Big Cedar Infrastructure Project (C)	5.000	10-01-33	1,000,000	$982,431
Montana 0.3%				3,015,013
City of Forsyth NorthWestern Corp. Colstrip Project	3.875	07-01-28	3,000,000	3,015,013
Nebraska 0.7%				6,586,712
Nebraska State Colleges Student Fees & Facilities Revenue (B)	5.000	07-01-48	1,000,000	1,065,818
Omaha Public Power District Series A	5.000	02-01-43	5,000,000	5,520,894
Nevada 1.0%				9,807,347
City of Henderson Series A-1, GO	4.000	06-01-36	1,000,000	1,029,312
Clark County School District Series A, GO	4.000	06-15-43	190,000	188,842
County of Clark Department of Aviation Series A, AMT	5.000	07-01-26	1,000,000	1,033,450
Las Vegas Convention & Visitors Authority Series A	5.000	07-01-37	700,000	779,170
Las Vegas Convention & Visitors Authority Series A	5.000	07-01-38	1,350,000	1,486,500
Las Vegas Valley Water District Series C, GO	4.000	06-01-39	3,000,000	3,052,946
Washoe County School District School Improvement, Series A, GO (B)	3.000	06-01-34	2,400,000	2,237,127
New Hampshire 0.6%				5,471,792
New Hampshire Business Finance Authority Series A (C)	3.625	07-01-43	1,500,000	1,089,563
New Hampshire Business Finance Authority Springpoint Senior Living	4.000	01-01-41	1,000,000	805,596
New Hampshire Health and Education Facilities Authority Act Dartmouth Hitchcock Group, Series A	5.000	08-01-34	3,405,000	3,576,633
New Jersey 2.8%				27,695,449
Casino Reinvestment Development Authority, Inc. Luxury Tax Revenue	5.250	11-01-39	2,515,000	2,527,797
County of Somerset Series A & C, GO	3.000	07-15-30	750,000	736,063
New Jersey Economic Development Authority Municipal Rehabilitation, Series A	5.250	04-01-28	1,600,000	1,739,623
New Jersey Economic Development Authority Port Newark Container Terminal LLC, AMT	5.000	10-01-47	2,000,000	1,958,949
New Jersey Economic Development Authority Series DDD	5.000	06-15-42	1,000,000	1,076,595
New Jersey Economic Development Authority Series RRR	5.000	03-01-28	2,500,000	2,699,885
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	25

	Rate (%)	Maturity date	Par value^	Value
New Jersey (continued)
New Jersey Economic Development Authority Series SSS (E)	5.250	06-15-36	1,000,000	$1,108,775
New Jersey Economic Development Authority Series SSS (E)	5.250	06-15-37	1,000,000	1,095,693
New Jersey Economic Development Authority Series SSS (E)	5.250	06-15-39	1,000,000	1,076,821
New Jersey Transportation Trust Fund Authority Series A	4.000	06-15-35	2,255,000	2,317,841
New Jersey Transportation Trust Fund Authority Series A	4.250	06-15-40	1,400,000	1,429,207
New Jersey Transportation Trust Fund Authority Series AA	5.000	06-15-30	500,000	558,573
New Jersey Transportation Trust Fund Authority Series AA	5.000	06-15-44	1,415,000	1,416,719
New Jersey Transportation Trust Fund Authority Series AA	5.250	06-15-43	1,000,000	1,048,436
New Jersey Transportation Trust Fund Authority Series BB-1	5.000	06-15-29	1,700,000	1,850,077
New Jersey Transportation Trust Fund Authority Series C (B)(D)	3.527	12-15-31	750,000	565,271
State of New Jersey, GO	2.000	06-01-29	2,470,000	2,253,804
Tobacco Settlement Financing Corp. Series B	5.000	06-01-46	2,230,000	2,235,320
New Mexico 0.1%				1,055,012
City of Albuquerque Transportation Infrastructure	4.000	07-01-33	1,000,000	1,030,185
New Mexico Educational Assistance Foundation Education Loan, Series A-1, AMT	3.875	04-01-34	25,000	24,827
New York 8.0%				79,689,756
Albany County Airport Authority Series B, AMT	5.000	12-15-26	600,000	623,328
Battery Park City Authority Series A	5.000	11-01-49	755,000	795,427
Build NYC Resource Corp. KIPP NYC Public Charter Schools - Canal West Project	5.250	07-01-52	1,000,000	1,027,346
Build NYC Resource Corp. KIPP NYC Public Charter Schools - Canal West Project	5.250	07-01-62	2,000,000	2,040,274
Build NYC Resource Corp. Seton Education Partners Brilla Project (C)	4.000	11-01-41	250,000	200,728
Build NYC Resource Corp. Seton Education Partners Brilla Project, Series A (C)	4.000	11-01-51	255,000	186,045
City of New York Fiscal 2021, Series C, GO	4.000	08-01-37	1,320,000	1,340,373
City of New York Fiscal 2024, Series A, GO	4.125	08-01-53	1,000,000	977,627
26	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
New York (continued)
City of New York Series F-1, GO	5.000	03-01-50	1,525,000	$1,616,233
City of Yonkers Series F, GO (B)	5.000	11-15-28	250,000	274,978
City of Yonkers Series F, GO (B)	5.000	11-15-29	250,000	279,195
City of Yonkers Series F, GO (B)	5.000	11-15-30	375,000	424,816
City of Yonkers Series F, GO (B)	5.000	11-15-31	300,000	344,399
City of Yonkers Series F, GO (B)	5.000	11-15-32	250,000	290,360
City of Yonkers Series G, GO (B)	5.000	11-15-29	390,000	435,544
City of Yonkers Series G, GO (B)	5.000	11-15-30	410,000	464,466
City of Yonkers Series G, GO (B)	5.000	11-15-31	430,000	493,639
City of Yonkers Series G, GO (B)	5.000	11-15-32	155,000	180,023
County of Nassau Series B, GO (B)	5.000	07-01-37	1,135,000	1,208,682
Dutchess County Local Development Corp. Marist College Project	5.000	07-01-33	150,000	171,900
Dutchess County Local Development Corp. Marist College Project	5.000	07-01-34	200,000	228,746
Dutchess County Local Development Corp. Marist College Project	5.000	07-01-35	250,000	283,838
Dutchess County Local Development Corp. Nuvance Health, Series B	4.000	07-01-49	1,000,000	824,700
Hempstead Town Local Development Corp. Hofstra University Project	5.000	07-01-47	1,490,000	1,526,819
Long Island Power Authority Electric System Revenue, Series E	5.000	09-01-53	500,000	537,677
Metropolitan Transportation Authority Series A (B)	4.000	11-15-46	2,000,000	1,872,307
Metropolitan Transportation Authority Series A-1	5.000	11-15-45	2,000,000	2,009,374
Metropolitan Transportation Authority Series A-2	5.000	11-15-27	1,250,000	1,297,403
Metropolitan Transportation Authority Series C-1	5.000	11-15-30	500,000	517,814
New York City Industrial Development Agency Yankee Stadium Project Pilot (B)	5.000	03-01-28	350,000	374,484
New York City Municipal Water Finance Authority 2nd General Resolution Fiscal 2021, Series AA-2	4.000	06-15-43	1,100,000	1,101,636
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	27

	Rate (%)	Maturity date	Par value^	Value
New York (continued)
New York City Municipal Water Finance Authority Series GG	5.000	06-15-50	2,925,000	$3,091,963
New York City Transitional Finance Authority Future Tax Subordinated Bonds, Series A	4.000	11-01-38	1,000,000	1,003,121
New York City Transitional Finance Authority Future Tax Subordinated Bonds, Series C-1	4.000	11-01-38	3,010,000	3,017,546
New York City Transitional Finance Authority Future Tax Subordinated Bonds, Series C-1	4.000	05-01-40	330,000	329,400
New York City Transitional Finance Authority Future Tax Subordinated Bonds, Series C-1	4.000	05-01-45	250,000	245,549
New York City Transitional Finance Authority Future Tax Subordinated Bonds, Series C-1	5.000	05-01-41	300,000	325,458
New York City Transitional Finance Authority Series E-1	4.000	02-01-39	2,000,000	1,996,269
New York Liberty Development Corp. World Trade Center, Class 2-3 (C)	5.150	11-15-34	2,500,000	2,497,852
New York Power Authority Series A	4.000	11-15-45	500,000	494,081
New York State Dormitory Authority Garnet Health Medical Center (C)	5.000	12-01-40	1,000,000	958,578
New York State Dormitory Authority General Purpose, Series A	4.000	03-15-37	2,295,000	2,344,342
New York State Dormitory Authority General Purpose, Series D	4.000	02-15-39	2,450,000	2,461,712
New York State Dormitory Authority Northwell Health Obligation Group	5.000	05-01-37	1,000,000	1,089,618
New York State Dormitory Authority Series E	4.000	03-15-39	620,000	623,534
New York State Dormitory Authority Teachers College	4.000	07-01-46	750,000	720,651
New York State Environmental Facilities Corp. Casella Waste System, Inc. Project, AMT	2.750	09-01-50	3,595,000	3,445,718
New York State Environmental Facilities Corp. Series B	4.000	06-15-37	495,000	504,918
New York State Thruway Authority Series A-1	4.000	03-15-53	1,165,000	1,127,913
New York State Thruway Authority Series A-1	4.000	03-15-54	4,115,000	3,975,685
New York State Urban Development Corp. Series A	5.000	03-15-50	5,500,000	5,937,571
New York State Urban Development Corp. Series C	5.000	03-15-31	1,745,000	1,981,519
New York Transportation Development Corp. American Airlines Inc., John F. Kennedy International Airport, AMT	2.250	08-01-26	120,000	113,613
New York Transportation Development Corp. Delta Airlines, Inc., Laguardia Airport, AMT	4.000	01-01-36	2,000,000	1,859,812
28	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
New York (continued)
New York Transportation Development Corp. John F. Kennedy International Airport Project, Terminal 4, AMT	4.000	12-01-42	565,000	$506,362
New York Transportation Development Corp. John F. Kennedy International Airport Project, Terminal 4, AMT	5.000	12-01-24	1,000,000	1,009,401
New York Transportation Development Corp. John F. Kennedy International Airport Project, Terminal 4, AMT	5.000	12-01-25	1,100,000	1,121,794
New York Transportation Development Corp. Laguardia Airport Terminal B Redevelopment Project, AMT	5.000	07-01-46	2,500,000	2,475,044
New York Transportation Development Corp. New York State Thruway Service Areas Project, AMT	2.500	10-31-31	500,000	417,394
Port Authority of New York & New Jersey 194th Series	5.250	10-15-55	3,000,000	3,046,440
Schenectady County Capital Resource Corp. Union College Project	5.000	07-01-32	200,000	228,906
Suffolk Tobacco Asset Securitization Corp. New York Tobacco Settlement Asset Backed Subordinated, Series B-1	4.000	06-01-50	470,000	454,329
Triborough Bridge & Tunnel Authority MTA Bridges & Tunnels, Series A	4.000	11-15-54	500,000	482,905
Triborough Bridge & Tunnel Authority MTA Bridges & Tunnels, Series A	5.000	11-15-49	450,000	475,832
Triborough Bridge & Tunnel Authority Series A-1	4.000	05-15-46	210,000	206,094
Troy Capital Resource Corp. Rensselaer Polytechnic Institute, Series A	5.000	09-01-30	1,365,000	1,493,506
Troy Capital Resource Corp. Rensselaer Polytechnic Institute, Series A	5.000	09-01-39	1,775,000	1,859,271
Westchester County Local Development Corp. Purchase Senior Learning Community Inc. Project, Series B (C)	3.600	07-01-29	2,000,000	1,815,874
North Carolina 0.7%				7,381,788
City of Charlotte Water & Sewer System Revenue Series A	4.000	07-01-52	1,515,000	1,485,659
City of Raleigh Combined Enterprise System Revenue	4.000	09-01-53	1,205,000	1,178,604
City of Wilmington Series D	5.000	09-01-40	1,260,000	1,413,172
Greater Asheville Regional Airport Authority North Carolina Airport System Revenue, AMT (B)	5.250	07-01-40	1,060,000	1,148,291
University of North Carolina at Charlotte UNC Board of Governors	5.000	10-01-42	2,065,000	2,156,062
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	29

	Rate (%)	Maturity date	Par value^	Value
North Dakota 0.1%				$1,003,422
City of Grand Forks Altru Health System, Series A (B)	5.000	12-01-39	675,000	724,036
City of Grand Forks Altru Health System, Series A (B)	5.000	12-01-43	265,000	279,386
Ohio 2.4%				24,197,188
American Municipal Power, Inc. Prairie State Energy Campus Project, Series A	4.000	02-15-35	840,000	855,144
City of Cleveland Series A, GO	5.000	12-01-44	575,000	616,901
City of Cleveland Series A, GO	5.000	12-01-47	1,000,000	1,063,055
Cleveland-Cuyahoga County Port Authority Cleveland Museum of Natural History	4.000	07-01-51	1,000,000	914,925
Copley-Fairlawn City School District, GO	5.000	12-01-41	815,000	857,054
Copley-Fairlawn City School District, GO	5.000	12-01-42	885,000	926,539
Copley-Fairlawn City School District, GO	5.000	12-01-43	700,000	731,585
County of Hamilton Life Enriching Communities Project	5.000	01-01-46	1,000,000	889,672
County of Hamilton Life Enriching Communities Project, Series A	5.250	01-01-38	500,000	491,200
County of Hamilton Life Enriching Communities Project, Series A	5.500	01-01-43	500,000	493,009
County of Hamilton TriHealth, Inc. Obligation Group Project, Series A	5.000	08-15-42	4,000,000	4,082,406
Cuyahoga Falls City School District Certificates of Participation (B)	5.000	12-01-38	325,000	342,391
Miami University Series A	5.000	09-01-33	1,055,000	1,204,536
Ohio Air Quality Development Authority American Electric Power Company	1.900	05-01-26	2,000,000	1,940,925
Ohio Air Quality Development Authority American Electric Power Company, AMT	2.100	04-01-28	1,500,000	1,457,492
Ohio Air Quality Development Authority Duke Energy Corp. Project, AMT	4.250	11-01-39	1,000,000	1,003,535
Ohio Air Quality Development Authority Duke Energy Corp. Project, Series 2022-B	4.000	09-01-30	1,055,000	1,055,334
Ohio Air Quality Development Authority Pratt Paper LLC Project, AMT (C)	4.250	01-15-38	1,000,000	943,056
Ohio Water Development Authority Drinking Water Assistance Fund, Series A	5.000	12-01-32	650,000	766,621
State of Ohio Highway Capital Improvement, Series W, GO	5.000	05-01-32	620,000	700,365
State of Ohio Portsmouth Bypass Project, AMT (B)	5.000	12-31-35	750,000	758,753
State of Ohio Portsmouth Bypass Project, AMT	5.000	12-31-39	2,030,000	2,040,820
University of Cincinnati Series A	5.000	06-01-44	60,000	61,870
30	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Oklahoma 1.2%				$11,408,406
Kay County Public Buildings Authority Ponca City Public Schools Project	5.000	09-01-27	2,000,000	2,105,530
McClain County Economic Development Authority Washington Public Schools Project	4.000	09-01-34	1,810,000	1,875,852
Oklahoma Development Finance Authority OU Medicine Project, Series B	5.000	08-15-38	2,150,000	2,025,068
Oklahoma Water Resources Board Series B	4.000	10-01-48	2,000,000	1,973,598
Oklahoma Water Resources Board Series B	4.125	10-01-53	1,400,000	1,341,661
Stephens County Educational Facilities Authority Marlow Public Schools Project	5.000	09-01-27	500,000	530,168
Tulsa County Industrial Authority Montereau, Inc. Project	5.250	11-15-37	1,000,000	985,401
Tulsa County Industrial Authority Montereau, Inc. Project	5.250	11-15-45	605,000	571,128
Oregon 0.7%				6,605,975
City of Forest Grove Pacific University, Series 2022-A	4.000	05-01-34	1,340,000	1,308,455
Port of Portland Airport Revenue Series 24B, AMT	5.000	07-01-42	1,220,000	1,241,084
Port of Portland Airport Revenue Series 28, AMT	4.000	07-01-35	1,990,000	2,001,588
Salem Hospital Facility Authority Capital Manor Project	5.000	05-15-53	250,000	214,713
Union County Hospital Facility Authority Grande Ronde Hospital Project	5.000	07-01-28	125,000	130,618
Union County Hospital Facility Authority Grande Ronde Hospital Project	5.000	07-01-29	185,000	194,106
Union County Hospital Facility Authority Grande Ronde Hospital Project	5.000	07-01-40	1,000,000	1,002,394
Union County Hospital Facility Authority Grande Ronde Hospital Project	5.000	07-01-42	515,000	513,017
Pennsylvania 4.5%				44,701,103
Allegheny County Higher Education Building Authority Duquesne University (E)	5.000	03-01-42	1,250,000	1,338,896
Allegheny County Higher Education Building Authority Duquesne University (E)	5.000	03-01-43	1,000,000	1,067,801
Allegheny County Higher Education Building Authority Duquesne University, Series 2022-A	5.000	03-01-33	610,000	688,404
Allentown Commercial And Industrial Development Authority Lincoln Leadership Academy Charter School Project	5.000	06-15-33	3,325,000	3,408,258
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	31

	Rate (%)	Maturity date	Par value^	Value
Pennsylvania (continued)
Berks County Industrial Development Authority Tower Health Project	3.750	11-01-42	740,000	$392,463
Chester County Industrial Development Authority Longwood Gardens Project	4.000	12-01-49	1,345,000	1,287,578
City of Philadelphia Series A, GO	5.000	05-01-34	2,010,000	2,265,156
City of Philadelphia Airport Revenue Private Activity, AMT (B)	4.000	07-01-46	755,000	693,318
Delaware County Authority Cabrini University	4.000	07-01-37	40,000	36,337
Delaware County Authority Cabrini University	5.000	07-01-42	110,000	107,628
Delaware County Authority Cabrini University	5.000	07-01-47	385,000	366,440
Delaware River Port Authority Pennsylvania and New Jersey Port District Project	5.000	01-01-26	1,500,000	1,561,377
Delaware River Port Authority Pennsylvania and New Jersey Port District Project	5.000	01-01-27	1,250,000	1,328,181
Delaware Valley Regional Finance Authority Series A	4.000	03-01-35	1,235,000	1,269,711
Greater Greensburg Sewer Authority Series A (B)	5.000	03-15-30	110,000	121,398
Greater Greensburg Sewer Authority Series B (B)	5.000	03-15-33	100,000	114,257
Greater Greensburg Sewer Authority Series C (B)	5.000	03-15-34	195,000	223,208
Lancaster County Hospital Authority Brethren Village Project	5.125	07-01-37	565,000	516,073
Lancaster County Hospital Authority Brethren Village Project	5.250	07-01-41	1,390,000	1,258,052
Lancaster County Hospital Authority Masonic Villages Project	5.000	11-01-30	2,485,000	2,597,039
Lancaster County Hospital Authority Masonic Villages Project	5.125	11-01-38	1,200,000	1,235,247
Montgomery County Higher Education & Health Authority Thomas Jefferson University, Series B	4.000	05-01-35	600,000	597,953
Montgomery County Industrial Development Authority Acts Retirement-Life Communities, Series C	5.000	11-15-45	2,365,000	2,264,658
Pennsylvania Economic Development Financing Authority PennDOT Major Bridges Project, AMT (B)	5.000	12-31-57	2,000,000	2,018,812
Pennsylvania Economic Development Financing Authority Presbyterian Senior Living	5.000	07-01-38	2,000,000	1,987,653
Pennsylvania Turnpike Commission Series A	5.000	12-01-44	1,000,000	1,045,980
32	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Pennsylvania (continued)
Pennsylvania Turnpike Commission Series B	5.000	12-01-29	250,000	$279,812
Pennsylvania Turnpike Commission Series B	5.000	12-01-30	250,000	283,735
Pennsylvania Turnpike Commission Series B	5.000	12-01-31	250,000	287,752
Pennsylvania Turnpike Commission Series B	5.000	12-01-32	250,000	291,602
Pennsylvania Turnpike Commission Series B	5.000	12-01-33	250,000	284,429
Pennsylvania Turnpike Commission Series B	5.000	12-01-34	250,000	287,473
Pennsylvania Turnpike Commission Series B	5.000	12-01-35	250,000	287,129
Pennsylvania Turnpike Commission Series C	5.000	12-01-44	1,630,000	1,642,437
Philadelphia Authority for Industrial Development Holy Family University Project	5.000	09-01-27	1,225,000	1,280,007
Philadelphia Authority for Industrial Development Holy Family University Project	5.000	09-01-28	645,000	677,562
Philadelphia Authority for Industrial Development Holy Family University Project	5.000	09-01-29	1,355,000	1,430,764
Philadelphia Gas Works Company 1998 General Ordinance, Fifteenth Series	5.000	08-01-42	2,000,000	2,042,391
Pittsburgh Water & Sewer Authority Series A (B)	5.000	09-01-43	1,730,000	1,883,632
Sports & Exhibition Authority of Pittsburgh and Allegheny County Series B (B)	5.000	02-01-28	3,425,000	3,678,004
Sports & Exhibition Authority of Pittsburgh and Allegheny County Series B (B)	5.000	02-01-29	250,000	272,496
Puerto Rico 1.2%				12,214,912
Puerto Rico Commonwealth CW Guarantee Bond Claims, GO (D)	3.288	11-01-43	3,898,171	2,027,049
Puerto Rico Commonwealth Series A, GO (D)	4.181	07-01-24	13,810	13,478
Puerto Rico Commonwealth Series A, GO (D)	5.237	07-01-33	109,001	66,349
Puerto Rico Commonwealth Series A-1, GO	4.000	07-01-33	84,700	79,050
Puerto Rico Commonwealth Series A-1, GO	4.000	07-01-35	76,134	69,628
Puerto Rico Commonwealth Series A-1, GO	4.000	07-01-37	65,344	58,362
Puerto Rico Commonwealth Series A-1, GO	4.000	07-01-41	88,842	76,654
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	33

	Rate (%)	Maturity date	Par value^	Value
Puerto Rico (continued)
Puerto Rico Commonwealth Series A-1, GO	4.000	07-01-46	92,394	$76,686
Puerto Rico Commonwealth Series A-1, GO	5.375	07-01-25	94,333	95,959
Puerto Rico Commonwealth Series A-1, GO	5.625	07-01-27	93,478	97,602
Puerto Rico Commonwealth Series A-1, GO	5.625	07-01-29	91,962	97,195
Puerto Rico Commonwealth Series A-1, GO	5.750	07-01-31	89,322	96,062
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1 (D)	4.358	07-01-31	2,989,000	2,152,663
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1	4.500	07-01-34	2,000,000	1,983,298
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1 (D)	5.623	07-01-51	1,400,000	302,834
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-2	4.329	07-01-40	5,200,000	4,922,043
Rhode Island 0.5%				5,256,472
Rhode Island Health and Educational Building Corp. Providence College	5.000	11-01-53	1,350,000	1,421,389
Rhode Island Health and Educational Building Corp. University of Rhode Island	4.000	09-15-40	325,000	323,222
Rhode Island Health and Educational Building Corp. University of Rhode Island	4.125	09-15-43	500,000	498,555
Rhode Island Health and Educational Building Corp. University of Rhode Island	5.000	09-15-41	1,095,000	1,177,412
Rhode Island Health and Educational Building Corp. University of Rhode Island	5.250	09-15-42	350,000	383,048
Tobacco Settlement Financing Corp. Series B	4.500	06-01-45	1,495,000	1,452,846
South Carolina 1.2%				11,755,228
City of Columbia Waterworks & Sewer System Revenue	5.000	02-01-34	165,000	193,688
City of Columbia Waterworks & Sewer System Revenue	5.000	02-01-35	250,000	292,320
City of Columbia Waterworks & Sewer System Revenue	5.000	02-01-36	300,000	346,931
City of Myrtle Beach Water & Sewer Revenue, Series C	4.000	03-01-48	1,705,000	1,653,559
City of Myrtle Beach Water & Sewer Revenue, Series C	5.000	03-01-45	1,350,000	1,463,840
Patriots Energy Group Financing Agency Series A-1	5.250	10-01-54	3,000,000	3,155,584
34	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
South Carolina (continued)
South Carolina Jobs-Economic Development Authority Episcopal Home at Still Hopes, Series A	5.000	04-01-48	1,000,000	$798,256
South Carolina Jobs-Economic Development Authority Last Step Recycling Project, Series A, AMT (C)	6.250	06-01-40	1,000,000	775,206
South Carolina Jobs-Economic Development Authority Last Step Recycling Project, Series A, AMT (C)	6.500	06-01-51	750,000	551,342
South Carolina Jobs-Economic Development Authority Wofford College Project	5.000	04-01-37	50,000	52,660
South Carolina Public Service Authority Series A	5.000	12-01-43	1,115,000	1,158,623
Town of Summerville Limited Obligation Tax Increment	5.000	10-01-31	315,000	355,372
Town of Summerville Limited Obligation Tax Increment	5.000	10-01-32	270,000	308,139
Town of Summerville Limited Obligation Tax Increment	5.000	10-01-33	570,000	649,708
Tennessee 3.5%				34,667,509
City of Lenoir Electric System Revenue	4.000	06-01-36	500,000	518,920
City of Lenoir Electric System Revenue	4.000	06-01-37	500,000	511,909
City of Lenoir Electric System Revenue	5.000	06-01-35	325,000	370,483
County of Hamblen, GO	4.000	05-01-45	3,065,000	3,019,991
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Belmont University	4.000	05-01-37	1,620,000	1,632,063
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Belmont University	4.000	05-01-51	985,000	926,535
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Vanderbilt University Medical Center, Series A	5.000	07-01-46	8,400,000	8,470,771
Metropolitan Government Nashville & Davidson County Sports Authority Stadium Project, Series A (B)	5.000	07-01-37	1,000,000	1,118,911
Metropolitan Government Nashville & Davidson County Sports Authority Stadium Project, Series A (B)	5.000	07-01-40	2,000,000	2,186,177
Metropolitan Government Nashville & Davidson County Sports Authority Stadium Project, Series A (B)	5.250	07-01-53	1,000,000	1,077,128
Metropolitan Government of Nashville & Davidson County Water and Sewer Revenue, Series A	4.000	07-01-46	2,000,000	1,978,096
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	35

	Rate (%)	Maturity date	Par value^	Value
Tennessee (continued)
Metropolitan Nashville Airport Authority Series B, AMT	5.000	07-01-29	2,000,000	$2,151,175
Metropolitan Nashville Airport Authority Series B, AMT	5.000	07-01-30	1,605,000	1,743,198
Metropolitan Nashville Airport Authority Series B, AMT	5.000	07-01-31	1,600,000	1,754,468
Metropolitan Nashville Airport Authority Series B, AMT	5.250	07-01-32	850,000	952,007
Metropolitan Nashville Airport Authority Series B, AMT	5.250	07-01-33	900,000	1,014,647
Tennessee Energy Acquisition Corp. Gas Supply Revenue	4.000	11-01-49	5,275,000	5,241,030
Texas 8.6%				84,861,939
Alamo Community College District, GO	4.000	08-15-38	1,000,000	1,001,664
Arlington Higher Education Finance Corp. Kipp Texas, Inc.	4.000	08-15-37	120,000	118,112
Arlington Higher Education Finance Corp. Trinity Basin Preparatory, Inc.	5.000	08-15-28	150,000	162,192
Arlington Higher Education Finance Corp. Trinity Basin Preparatory, Inc.	5.000	08-15-29	130,000	142,443
Arlington Higher Education Finance Corp. Trinity Basin Preparatory, Inc.	5.000	08-15-30	100,000	111,005
Arlington Higher Education Finance Corp. Trinity Basin Preparatory, Inc.	5.000	08-15-31	120,000	134,911
Arlington Higher Education Finance Corp. Trinity Basin Preparatory, Inc.	5.000	08-15-32	120,000	134,640
Arlington Higher Education Finance Corp. Trinity Basin Preparatory, Inc.	5.000	08-15-48	1,000,000	1,067,296
Arlington Independent School District, GO	4.000	02-15-48	950,000	922,940
Austin Community College District, GO	5.250	08-01-53	2,000,000	2,193,801
Austin Independent School District, GO	5.000	08-01-42	65,000	71,731
Bexar County Hospital District, GO	5.000	02-15-48	1,000,000	1,064,457
Bullard Independent School District, GO	2.750	02-15-52	450,000	444,993
Cedar Port Navigation & Improvement District District No. 1, GO	4.000	09-01-45	525,000	479,401
Central Texas Regional Mobility Authority Series A	5.000	01-01-45	500,000	515,050
Central Texas Turnpike System Series C	5.000	08-15-42	2,000,000	2,006,495
City of Austin Water & Wastewater System Revenue	5.000	11-15-28	3,000,000	3,309,938
City of Austin Water & Wastewater System Revenue	5.000	11-15-29	3,000,000	3,353,819
City of Austin Water & Wastewater System Revenue, Series A	3.200	05-15-28	335,000	326,336
City of Beaumont Series 2 (B)	4.000	09-01-47	500,000	474,013
36	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Texas (continued)
City of Denton, GO	4.000	02-15-49	1,000,000	$997,678
City of Denton, GO	5.000	02-15-43	1,500,000	1,522,764
City of Georgetown Utility System Revenue (B)	5.250	08-15-53	1,525,000	1,634,288
City of Houston Series A, AMT	4.000	07-01-47	1,070,000	976,394
City of Houston Airport System Revenue United Airlines, Inc. Terminal Project, Series C, AMT	5.000	07-15-28	4,400,000	4,389,718
City of Pflugerville Series A, GO	4.125	08-01-53	2,000,000	1,901,612
City of Temple CTFS Obligated, Series B, GO	4.000	08-01-47	2,770,000	2,623,657
Clifton Higher Education Finance Corp. Idea Public Shools, Series T	4.000	08-15-42	780,000	769,007
Clifton Higher Education Finance Corp. International Leadership of Texas, Inc.	4.000	08-15-42	1,000,000	960,633
Comal County Water Control & Improvement District No. 6 Series A, GO (B)	4.375	03-01-32	1,480,000	1,511,063
Corpus Christi Independent School District, GO	4.000	08-15-47	1,000,000	979,789
County of Collin, GO	3.000	02-15-38	1,000,000	867,679
County of Collin, GO	3.000	02-15-39	1,000,000	849,935
County of Fort Bend, GO	5.250	03-01-53	1,000,000	1,093,383
Decatur Hospital Authority Wise Health System, Series B	5.000	09-01-25	300,000	299,569
Decatur Hospital Authority Wise Health System, Series B	5.000	09-01-26	100,000	100,607
Fort Bend County Municipal Utility District No. 182, GO (B)	5.250	09-01-27	950,000	1,014,925
Fort Bend County Municipal Utility District No. 182, GO (B)	5.250	09-01-28	1,090,000	1,182,314
Fort Bend County Municipal Utility District No. 50, GO (B)	4.125	09-01-52	1,000,000	883,729
Grand Parkway Transportation Corp. First Tier Toll, Series C	4.000	10-01-49	4,000,000	3,856,366
Gulf Coast Authority Series B	5.000	10-01-32	450,000	508,016
Gulf Coast Authority Series B	5.000	10-01-33	520,000	590,351
Gulf Coast Industrial Development Authority CITGO Petroleum Corp. Project, AMT	8.000	04-01-28	2,130,000	2,131,408
Gulf Coast Water Authority Thomas S. Mackey Water Treatment Plant Expansion Project, Series A	4.375	08-15-47	150,000	150,462
Gunter Independent School District, GO	4.000	02-15-48	1,000,000	967,080
Harris County Municipal Utility District No. 489, GO (B)	3.000	09-01-24	1,000,000	991,767
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	37

	Rate (%)	Maturity date	Par value^	Value
Texas (continued)
Harris County Municipal Utility District No. 489, GO (B)	4.000	09-01-30	600,000	$616,996
Harris County Municipal Utility District No. 489, GO (B)	4.125	09-01-31	780,000	803,660
Harris County Municipal Utility District No. 489, GO (B)	4.250	09-01-32	730,000	754,584
Highway 380 Municipal Management District No. 1, GO (B)	4.000	05-01-45	3,510,000	3,237,756
Lake Houston Redevelopment Authority Tax Increment Contract Revenue	4.000	09-01-33	345,000	327,600
Leander Municipal Utility District No. 1 Williamson County, GO (B)(E)	4.250	08-15-33	180,000	182,288
Lower Colorado River Authority LCRA Transmission Services Corp.	5.000	05-15-44	1,000,000	1,027,866
Matagorda County Navigation District No. 1 AEP Texas Central Company Project, Series B-2	4.000	06-01-30	1,100,000	1,079,042
New Hope Cultural Education Facilities Finance Corp. Westminster Manor Project	4.000	11-01-36	1,890,000	1,720,161
Newark Higher Education Finance Corp. Village Tech Schools, Series A	4.375	08-15-29	2,440,000	2,343,996
Northlake Municipal Management District No. 2, GO (B)	5.000	03-01-32	335,000	357,816
Northlake Municipal Management District No. 2, GO (B)	5.000	03-01-33	350,000	373,554
Northlake Municipal Management District No. 2, GO (B)	5.000	03-01-35	750,000	801,281
Northlake Municipal Management District No. 2, GO (B)	6.625	03-01-27	230,000	251,033
Northlake Municipal Management District No. 2, GO (B)	6.625	03-01-28	280,000	313,596
Northwest Harris County Municipal Utility District No. 5, GO (B)	4.000	05-01-32	1,060,000	1,084,825
Northwest Harris County Municipal Utility District No. 5, GO (B)	4.000	05-01-33	860,000	878,207
Northwest Harris County Municipal Utility District No. 5, GO (B)	4.000	05-01-34	1,060,000	1,076,651
Red Oak Independent School District, GO	4.000	02-15-53	1,000,000	956,998
Southwest Independent School District, GO	4.000	02-01-53	1,000,000	949,113
Spring Independent School District School Building, GO	5.000	08-15-42	1,150,000	1,187,605
Sunfield Municipal Utility District No. 4, GO (B)	4.000	09-01-34	1,460,000	1,454,259
Sunfield Municipal Utility District No. 4, GO (B)	4.000	09-01-48	1,000,000	884,436
Tarrant County Cultural Education Facilities Finance Corp. Baylor Scott & White Health Project, Series F	5.000	11-15-52	1,000,000	1,100,334
38	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Texas (continued)
Texas Department of Housing & Community Affairs Series A	3.625	09-01-44	1,000,000	$874,444
Texas Municipal Gas Acquisition & Supply Corp. III Gas Supply Revenue	5.000	12-15-29	5,000	5,170
Texas Private Activity Bond Surface Transportation Corp. North Tarrant Express Project, AMT	5.500	12-31-58	1,500,000	1,584,483
Texas Water Development Board Series A	4.875	10-15-48	5,000,000	5,332,788
Texas Water Development Board Water Implementation Reserve Fund	4.750	10-15-42	500,000	537,270
Viridian Municipal Management District Texas Utility Improvement, GO (B)	4.000	12-01-30	965,000	974,696
Utah 1.0%				9,861,194
City of Salt Lake City Airport Revenue Series A, AMT	5.000	07-01-36	2,000,000	2,150,619
Intermountain Power Agency Series A	5.000	07-01-41	1,000,000	1,108,743
University of Utah Series B	5.250	08-01-48	1,015,000	1,134,809
Utah Charter School Finance Authority Legacy Preparatory Academy Project	4.000	04-15-42	1,000,000	907,385
Utah Infrastructure Agency Pleasant Grove City Project	4.000	10-15-44	1,000,000	924,984
Utah Infrastructure Agency Telecommunication Revenue	4.000	10-15-27	570,000	558,125
Utah Infrastructure Agency Telecommunication Revenue	4.000	10-15-30	400,000	383,371
Utah Telecommunication Open Infrastructure Agency Sales Tax and Telecommunications Revenue	5.000	06-01-28	100,000	107,789
Utah Telecommunication Open Infrastructure Agency Sales Tax and Telecommunications Revenue	5.000	06-01-29	100,000	109,041
Utah Telecommunication Open Infrastructure Agency Sales Tax and Telecommunications Revenue	5.000	06-01-30	100,000	110,353
Utah Telecommunication Open Infrastructure Agency Sales Tax and Telecommunications Revenue	5.000	06-01-31	100,000	111,311
Utah Telecommunication Open Infrastructure Agency Sales Tax and Telecommunications Revenue	5.000	06-01-32	100,000	112,511
Utah Telecommunication Open Infrastructure Agency Sales Tax and Telecommunications Revenue	5.250	06-01-33	100,000	114,941
Utah Transit Authority Sales Tax Revenue	4.000	12-15-31	2,000,000	2,027,212
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	39

	Rate (%)	Maturity date	Par value^	Value
Vermont 0.5%				$4,659,469
City of Burlington Airport Revenue, Series A	5.000	07-01-27	475,000	496,068
City of Burlington Airport Revenue, Series A	5.000	07-01-28	540,000	570,991
Vermont Educational & Health Buildings Financing Agency Middlebury College Project	4.000	11-01-50	2,595,000	2,525,286
Vermont Educational & Health Buildings Financing Agency Middlebury College Project	5.000	11-01-52	1,000,000	1,067,124
Virgin Islands 0.3%				2,623,451
Matching Fund Special Purpose Securitization Corp. Series A	5.000	10-01-28	1,460,000	1,469,574
Matching Fund Special Purpose Securitization Corp. Series A	5.000	10-01-30	1,150,000	1,153,877
Virginia 1.9%				18,314,801
Alexandria Industrial Development Authority Goodwin House, Inc.	5.000	10-01-50	1,700,000	1,754,053
Arlington County Industrial Development Authority VHC Health, Series A	5.000	07-01-53	1,000,000	1,087,328
Arlington County Industrial Development Authority Virginia Hospital Center	4.000	07-01-38	1,000,000	1,001,079
Chesapeake Economic Development Authority Virginia Electric & Power Company Project, Series A	3.650	02-01-32	1,000,000	994,450
City of Richmond Public Utility Revenue Series A	4.000	01-15-38	2,000,000	2,039,894
County of Fairfax Series A, GO	4.000	10-01-33	1,575,000	1,613,613
Louisa Industrial Development Authority Virginia Electric & Power Company Project, Series A	3.650	11-01-35	1,000,000	994,450
Virginia Commonwealth Transportation Board Capital Projects	4.000	05-15-37	650,000	674,803
Virginia Small Business Financing Authority 95 Express Lanes LLC Project, AMT	4.000	01-01-40	840,000	774,619
Virginia Small Business Financing Authority Elizabeth River Crossings OpCo LLC Project, AMT	4.000	01-01-36	3,000,000	2,930,255
Virginia Small Business Financing Authority Elizabeth River Crossings OpCo LLC Project, AMT	4.000	01-01-40	125,000	116,881
Virginia Small Business Financing Authority Lifespire Virginia	4.000	12-01-41	1,000,000	850,418
Virginia Small Business Financing Authority Transform 66 P3 Project, AMT	5.000	12-31-49	1,500,000	1,505,780
40	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Virginia (continued)
Williamsburg Economic Development Authority William & Mary Project, Series A (B)	4.375	07-01-63	1,000,000	$982,728
York County Economic Development Authority Virginia Electric & Power Company Project, Series A	3.650	05-01-33	1,000,000	994,450
Washington 1.1%				11,002,782
City of Seattle Municipal Light & Power Revenue	5.000	07-01-42	505,000	554,079
City of Seattle Municipal Light & Power Revenue, Series A	4.000	07-01-38	1,005,000	1,020,035
County of King Sewer Revenue	5.000	07-01-49	2,350,000	2,437,333
Port of Seattle Series B, AMT	5.000	08-01-41	1,570,000	1,654,954
Port of Seattle Series C, AMT	5.000	08-01-25	1,535,000	1,571,096
Snohomish County Housing Authority Carvel Apartments Project	4.000	04-01-44	2,000,000	1,798,782
Washington State Housing Finance Commission Municipal Certificates, Series A-1	3.500	12-20-35	963,207	885,600
Washington State Housing Finance Commission Seattle Academy of Arts and Sciences Project (C)	6.125	07-01-53	1,000,000	1,080,903
West Virginia 0.7%				7,183,277
West Virginia Hospital Finance Authority Vandalia Health Group, Series B (B)	5.000	09-01-40	1,325,000	1,380,434
West Virginia Hospital Finance Authority Vandalia Health Group, Series B (B)	5.375	09-01-53	3,000,000	3,157,013
West Virginia Hospital Finance Authority West Virginia University Health System Obligated Group, Series A	5.000	06-01-41	1,000,000	1,057,827
West Virginia Parkways Authority Turnpike Toll Revenue	4.000	06-01-47	1,635,000	1,588,003
Wisconsin 2.2%				21,636,320
County of Waushara Series A	4.500	06-01-27	1,200,000	1,222,800
Milwaukee Metropolitan Sewerage District Series A, GO	3.000	10-01-35	1,500,000	1,351,433
Public Finance Authority A Challenge Foundation Academy (C)	6.875	07-01-53	50,000	50,720
Public Finance Authority CHF Manoa LLC, Series A (C)	5.250	07-01-38	1,000,000	1,008,947
Public Finance Authority CHF Manoa LLC, Series A (C)	5.500	07-01-43	1,000,000	1,011,823
Public Finance Authority Duke Energy Progress Project	3.300	10-01-46	2,500,000	2,498,317
Public Finance Authority Lenoir Rhyne University	5.000	04-01-28	700,000	710,551
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	41

	Rate (%)	Maturity date	Par value^	Value
Wisconsin (continued)
Public Finance Authority Mary’s Woods at Marylhurst Project, Series A (C)	5.250	05-15-42	2,610,000	$2,360,900
Public Finance Authority Rose Villa Project, Series A (C)	5.000	11-15-24	210,000	212,466
Public Finance Authority Rose Villa Project, Series A (C)	5.750	11-15-44	1,000,000	1,018,658
Public Finance Authority Viticus Group Project, Series A (C)	4.000	12-01-41	500,000	395,073
Public Finance Authority WakeMed Hospital, Series A	5.000	10-01-44	1,000,000	1,022,471
Public Finance Authority Waste Management, Inc. Project, Series A2, AMT	2.875	05-01-27	3,000,000	2,820,326
Waunakee Community School District, GO	3.250	04-01-28	4,000,000	3,964,821
Wisconsin Health & Educational Facilities Authority Bellin Memorial Hospital, Inc., Series A	5.000	12-01-37	975,000	1,037,861
Wisconsin Health & Educational Facilities Authority Hope Christian School	4.000	12-01-56	250,000	160,005
Wisconsin Health & Educational Facilities Authority Rogers Memorial Hospital, Inc., Series A	5.000	07-01-49	15,000	15,175
Wisconsin Health & Educational Facilities Authority St. John’s Communities, Inc.	4.000	09-15-41	500,000	396,679
Wisconsin Health & Educational Facilities Authority St. John’s Communities, Inc.	4.000	09-15-45	500,000	377,294
Wyoming 0.4%				4,105,457

County of Campbell Basin Electric Power Cooperative	3.625	07-15-39	4,720,000	4,105,457
Corporate bonds 0.3%				$2,845,580
(Cost $5,432,129)
Health care 0.2%				2,225,000
Health care providers and services 0.2%
Tower Health	4.451	02-01-50	5,000,000	2,225,000
Industrials 0.1%				620,580
Construction and engineering 0.1%
LBJ Infrastructure Group LLC (C)	3.797	12-31-57	1,000,000	620,580

	Shares	Value
Closed-end funds 0.3%		$3,151,700
(Cost $3,240,650)
BlackRock Municipal Income Trust	75,000	736,500
BlackRock MuniYield Fund, Inc.	125,000	1,296,250
42	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Eaton Vance Municipal Bond Fund	115,000	1,118,950

	Yield (%)	Shares	Value
Short-term investments 0.0%			$197
(Cost $197)
Short-term funds 0.0%
John Hancock Collateral Trust (F)	5.4088(G)	20	197

Total investments (Cost $981,771,324) 99.3%			$982,831,022
Other assets and liabilities, net 0.7%			7,345,190
Total net assets 100.0%			$990,176,212

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
AMT	Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.
GO	General Obligation
SIFMA	Securities Industry and Financial Markets Association Municipal Swap Index
SOFR	Secured Overnight Financing Rate
(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(B)	Bond is insured by one or more of the companies listed in the insurance coverage table below.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(E)	Security purchased or sold on a when-issued or delayed delivery basis.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(G)	The rate shown is the annualized seven-day yield as of 11-30-23.

Insurance Coverage	As a % of total investments
Assured Guaranty Municipal Corp.	6.0
Build America Mutual Assurance Company	3.4
National Public Finance Guarantee Corp.	0.5
Ambac Financial Group, Inc.	0.2
Assured Guaranty Corp.	0.2
California Mortgage Insurance	0.2

TOTAL	10.5

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	43

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	530	Short	Mar 2024	$(57,653,072)	$(58,192,344)	$(539,272)
						$(539,272)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
At 11-30-23, the aggregate cost of investments for federal income tax purposes was $981,215,006. Net unrealized appreciation aggregated to $1,076,744, of which $20,104,656 related to gross unrealized appreciation and $19,027,912 related to gross unrealized depreciation.
See Notes to financial statements regarding investment transactions and other derivatives information.
44	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 11-30-23 (unaudited)

Assets
Unaffiliated investments, at value (Cost $981,771,127)	$982,830,825
Affiliated investments, at value (Cost $197)	197
Total investments, at value (Cost $981,771,324)	982,831,022
Receivable for futures variation margin	273,316
Collateral held at broker for futures contracts	1,750,000
Dividends and interest receivable	12,879,260
Receivable for fund shares sold	4,304,925
Receivable for investments sold	7,531,100
Receivable from affiliates	1,454
Other assets	129,729
Total assets	1,009,700,806
Liabilities
Due to custodian	1,299,942
Distributions payable	91,798
Payable for investments purchased	7,701,456
Payable for delayed delivery securities purchased	7,077,997
Payable for fund shares repurchased	3,197,771
Payable to affiliates
Accounting and legal services fees	42,615
Transfer agent fees	13,131
Distribution and service fees	6,294
Trustees’ fees	1,111
Other liabilities and accrued expenses	92,479
Total liabilities	19,524,594
Net assets	$990,176,212
Net assets consist of
Paid-in capital	$1,012,775,795
Total distributable earnings (loss)	(22,599,583)
Net assets	$990,176,212

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Municipal Opportunities Fund	45

STATEMENT OF ASSETS AND LIABILITIES  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($478,531,412 ÷ 53,863,453 shares)[1]	$8.88
Class C ($7,848,702 ÷ 883,590 shares)[1]	$8.88
Class I ($370,799,009 ÷ 41,671,191 shares)	$8.90
Class R6 ($132,997,089 ÷ 14,942,508 shares)	$8.90
Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$9.25

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.
46	JOHN HANCOCK Municipal Opportunities Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended 11-30-23 (unaudited)

Investment income
Interest	$19,736,289
Dividends from affiliated investments	199,763
Dividends	62,494
Total investment income	19,998,546
Expenses
Investment management fees	2,327,003
Distribution and service fees	618,118
Accounting and legal services fees	85,563
Transfer agent fees	78,152
Trustees’ fees	10,442
Custodian fees	57,460
State registration fees	117,312
Printing and postage	19,698
Professional fees	38,679
Other	44,770
Total expenses	3,397,197
Less expense reductions	(282,708)
Net expenses	3,114,489
Net investment income	16,884,057
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	(11,900,386)
Affiliated investments	(191)
Futures contracts	(2,196,037)
(14,096,614)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	15,655,453
Affiliated investments	1,245
Futures contracts	(539,272)
15,117,426
Net realized and unrealized gain	1,020,812
Increase in net assets from operations	$17,904,869
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Municipal Opportunities Fund	47

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 11-30-23 (unaudited)	Year ended 5-31-23
Increase (decrease) in net assets
From operations
Net investment income	$16,884,057	$23,515,648
Net realized loss	(14,096,614)	(8,773,017)
Change in net unrealized appreciation (depreciation)	15,117,426	(10,881,603)
Increase in net assets resulting from operations	17,904,869	3,861,028
Distributions to shareholders
From earnings
Class A	(7,742,967)	(13,069,392)
Class C	(109,721)	(247,260)
Class I	(6,369,295)	(7,240,114)
Class R6	(2,202,963)	(2,628,655)
Total distributions	(16,424,946)	(23,185,421)
From fund share transactions	74,992,270	398,153,388
Total increase	76,472,193	378,828,995
Net assets
Beginning of period	913,704,019	534,875,024
End of period	$990,176,212	$913,704,019
48	JOHN HANCOCK Municipal Opportunities Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	11-30-23[1]	5-31-23	5-31-22	5-31-21	5-31-20	5-31-19
Per share operating performance
Net asset value, beginning of period	$8.87	$9.19	$10.14	$9.55	$9.83	$9.65
Net investment income[2]	0.15	0.28	0.25	0.27	0.29	0.34
Net realized and unrealized gain (loss) on investments	0.01	(0.32)	(0.93)	0.60	(0.28)	0.18
Total from investment operations	0.16	(0.04)	(0.68)	0.87	0.01	0.52
Less distributions
From net investment income	(0.15)	(0.28)	(0.27)	(0.28)	(0.29)	(0.34)
Net asset value, end of period	$8.88	$8.87	$9.19	$10.14	$9.55	$9.83
Total return (%)[3,4]	1.81[5]	(0.44)	(6.94)	9.34	0.09	5.55
Ratios and supplemental data
Net assets, end of period (in millions)	$479	$454	$399	$450	$417	$439
Ratios (as a percentage of average net assets):
Expenses before reductions	0.83[6]	0.88	0.91	0.93	0.93	0.93
Expenses including reductions	0.72[6]	0.74	0.80	0.82	0.82	0.83
Net investment income	3.46[6]	3.14	2.55	2.75	2.97	3.52
Portfolio turnover (%)	32	38	32	20	54	33

[1]	Six months ended 11-30-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Municipal Opportunities Fund	49

CLASS C SHARES Period ended	11-30-23[1]	5-31-23	5-31-22	5-31-21	5-31-20	5-31-19
Per share operating performance
Net asset value, beginning of period	$8.87	$9.19	$10.14	$9.55	$9.83	$9.65
Net investment income[2]	0.12	0.21	0.18	0.20	0.22	0.26
Net realized and unrealized gain (loss) on investments	—[3]	(0.32)	(0.93)	0.60	(0.28)	0.19
Total from investment operations	0.12	(0.11)	(0.75)	0.80	(0.06)	0.45
Less distributions
From net investment income	(0.11)	(0.21)	(0.20)	(0.21)	(0.22)	(0.27)
Net asset value, end of period	$8.88	$8.87	$9.19	$10.14	$9.55	$9.83
Total return (%)[4,5]	1.43[6]	(1.18)	(7.55)	8.42	(0.65)	4.76
Ratios and supplemental data
Net assets, end of period (in millions)	$8	$9	$12	$15	$27	$33
Ratios (as a percentage of average net assets):
Expenses before reductions	1.58[7]	1.63	1.66	1.68	1.68	1.68
Expenses including reductions	1.47[7]	1.49	1.55	1.57	1.57	1.58
Net investment income	2.70[7]	2.37	1.80	2.02	2.23	2.77
Portfolio turnover (%)	32	38	32	20	54	33

[1]	Six months ended 11-30-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Annualized.
50	JOHN HANCOCK Municipal Opportunities Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	11-30-23[1]	5-31-23	5-31-22	5-31-21	5-31-20	5-31-19
Per share operating performance
Net asset value, beginning of period	$8.88	$9.21	$10.16	$9.57	$9.84	$9.66
Net investment income[2]	0.16	0.30	0.26	0.29	0.31	0.35
Net realized and unrealized gain (loss) on investments	0.01	(0.34)	(0.93)	0.60	(0.27)	0.19
Total from investment operations	0.17	(0.04)	(0.67)	0.89	0.04	0.54
Less distributions
From net investment income	(0.15)	(0.29)	(0.28)	(0.30)	(0.31)	(0.36)
Net asset value, end of period	$8.90	$8.88	$9.21	$10.16	$9.57	$9.84
Total return (%)[3]	2.00[4]	(0.39)	(6.69)	9.38	0.35	5.71
Ratios and supplemental data
Net assets, end of period (in millions)	$371	$333	$87	$18	$15	$13
Ratios (as a percentage of average net assets):
Expenses before reductions	0.58[5]	0.63	0.66	0.68	0.68	0.68
Expenses including reductions	0.57[5]	0.59	0.65	0.67	0.67	0.68
Net investment income	3.60[5]	3.32	2.72	2.90	3.13	3.66
Portfolio turnover (%)	32	38	32	20	54	33

[1]	Six months ended 11-30-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Municipal Opportunities Fund	51

CLASS R6 SHARES Period ended	11-30-23[1]	5-31-23	5-31-22	5-31-21	5-31-20	5-31-19
Per share operating performance
Net asset value, beginning of period	$8.88	$9.21	$10.16	$9.57	$9.85	$9.67
Net investment income[2]	0.16	0.30	0.27	0.29	0.31	0.35
Net realized and unrealized gain (loss) on investments	0.01	(0.34)	(0.93)	0.60	(0.28)	0.19
Total from investment operations	0.17	(0.04)	(0.66)	0.89	0.03	0.54
Less distributions
From net investment income	(0.15)	(0.29)	(0.29)	(0.30)	(0.31)	(0.36)
Net asset value, end of period	$8.90	$8.88	$9.21	$10.16	$9.57	$9.85
Total return (%)[3]	2.01[4]	(0.37)	(6.66)	9.42	0.28	5.74
Ratios and supplemental data
Net assets, end of period (in millions)	$133	$118	$37	$12	$9	$8
Ratios (as a percentage of average net assets):
Expenses before reductions	0.57[5]	0.61	0.63	0.65	0.65	0.65
Expenses including reductions	0.56[5]	0.58	0.62	0.64	0.64	0.64
Net investment income	3.62[5]	3.33	2.73	2.92	3.14	3.69
Portfolio turnover (%)	32	38	32	20	54	33

[1]	Six months ended 11-30-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
52	JOHN HANCOCK Municipal Opportunities Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Municipal Opportunities Fund (the fund) is a series of John Hancock Municipal Securities Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek as high a level of interest income exempt from federal income tax as is consistent with preservation of capital.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
SEMIANNUAL REPORT | JOHN HANCOCK Municipal Opportunities Fund	53

The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of November 30, 2023, by major security category or type:
	Total value at 11-30-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Municipal bonds	$976,833,545	—	$976,833,545	—
Corporate bonds	2,845,580	—	2,845,580	—
Closed-end funds	3,151,700	$3,151,700	—	—
Short-term investments	197	197	—	—
Total investments in securities	$982,831,022	$3,151,897	$979,679,125	—
Derivatives:
Liabilities
Futures	$(539,272)	$(539,272)	—	—
When-issued/delayed-delivery securities. The fund may purchase or sell securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the portfolio or in a schedule to the portfolio (Sale Commitments Outstanding). At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in its NAV. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues on debt securities until settlement takes place. At the time that the fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.
Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to changes in the value of the securities purchased or sold prior to settlement date.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off
54	JOHN HANCOCK Municipal Opportunities Fund | SEMIANNUAL REPORT

interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end are presented under the caption Due to custodian in the Statement of assets and liabilities.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. Commitment fees for the six months ended November 30, 2023 were $3,530.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of May 31, 2023, the fund has a short-term capital loss carryforward of $7,891,148 and a long-term capital loss carryforward of $3,672,170 available to offset future net realized capital gains. These carryforwards do not expire.
As of May 31, 2023, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
SEMIANNUAL REPORT | JOHN HANCOCK Municipal Opportunities Fund	55

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to accretion on debt securities.
Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.
Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by the fund, if any, is detailed in the Statement of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the fund, if any, are identified in the Fund’s investments. Subsequent payments, referred to as variation margin, are made or received by the fund periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the fund. Receivable for futures variation margin is included on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
During the six months ended November 30, 2023, the fund used futures contracts to manage the duration of the fund. The fund held futures contracts with USD notional values ranging up to $58.2 million, as measured at each quarter end.
56	JOHN HANCOCK Municipal Opportunities Fund | SEMIANNUAL REPORT

Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the fund at November 30, 2023 by risk category:
Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Interest rate	Receivable/payable for futures variation margin[1]	Futures	—	$(539,272)

[1]	Reflects cumulative appreciation/depreciation on open futures as disclosed in the Derivatives section of Fund’s investments. Only the period end variation margin receivable/payable is separately reported on the Statement of assets and liabilities.
Effect of derivative instruments on the Statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended November 30, 2023:
Statement of operations location - Net realized gain (loss) on:
Risk	Futures contracts
Interest rate	$(2,196,037)
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended November 30, 2023:
Statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Futures contracts
Interest rate	$(539,272)
Note 4—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee.  The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.510% of the first $500 million of the fund’s average daily net assets; (b) 0.460% of the next $500 million of the fund’s average daily net assets; (c) 0.410% of the next $2 billion of the fund’s average daily net assets; and (d) 0.385% of the fund’s average daily net assets in excess of $3 billion. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
SEMIANNUAL REPORT | JOHN HANCOCK Municipal Opportunities Fund	57

The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.55% of average daily net assets of the fund. For purposes of this agreement, “expenses of the fund” means all fund expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, (e) class-specific expenses, (f) borrowing costs, (g) prime brokerage fees, (h) acquired fund fees and expenses paid indirectly, and (i) short dividend expense. This agreement expires on September 30, 2024, unless renewed by mutual agreement of the Advisor and the fund based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended November 30, 2023, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This arrangement expires on July 31, 2025, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended November 30, 2023, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$23,332
Class C	452
Class I	18,115
Class	Expense reduction
Class R6	$6,219
Total	$48,118

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended November 30, 2023, were equivalent to a net annual effective rate of 0.48% of the fund’s average daily net assets.
Accounting and legal services.  Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended November 30, 2023, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.25%
Class C	1.00%
58	JOHN HANCOCK Municipal Opportunities Fund | SEMIANNUAL REPORT

The fund’s Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class A and Class C shares. The current waiver agreement expires on September 30, 2024, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $230,371 and $4,219 for Class A and Class C shares, respectively, for the six months ended November 30, 2023.
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $100,584 for the six months ended November 30, 2023. Of this amount, $13,464 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $87,120 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $250,000 or more, and redeemed within 18 months of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended November 30, 2023, CDSCs received by the Distributor amounted to $9,798 and $408 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended November 30, 2023 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$575,928	$41,756
Class C	42,190	761
Class I	—	33,001
Class R6	—	2,634
Total	$618,118	$78,152
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
SEMIANNUAL REPORT | JOHN HANCOCK Municipal Opportunities Fund	59

Note 6—Fund share transactions
Transactions in fund shares for the six months ended November 30, 2023 and for the year ended May 31, 2023 were as follows:
	Six Months Ended 11-30-23		Year Ended 5-31-23
	Shares	Amount	Shares	Amount
Class A shares
Sold	6,845,275	$59,868,113	17,367,879	$154,417,983
Distributions reinvested	829,470	7,246,994	1,356,065	12,041,854
Repurchased	(4,980,370)	(43,401,327)	(10,960,238)	(97,614,761)
Net increase	2,694,375	$23,713,780	7,763,706	$68,845,076
Class C shares
Sold	115,202	$1,017,071	474,091	$4,229,357
Distributions reinvested	12,239	106,940	26,985	239,567
Repurchased	(279,732)	(2,445,288)	(722,257)	(6,434,420)
Net decrease	(152,291)	$(1,321,277)	(221,181)	$(1,965,496)
Class I shares
Sold	14,317,689	$125,572,493	37,832,188	$335,935,043
Distributions reinvested	721,825	6,312,202	804,284	7,156,159
Repurchased	(10,886,813)	(94,341,575)	(10,601,571)	(93,940,955)
Net increase	4,152,701	$37,543,120	28,034,901	$249,150,247
Class R6 shares
Sold	4,731,881	$41,311,311	11,971,811	$106,573,936
Distributions reinvested	251,781	2,202,926	295,301	2,628,041
Repurchased	(3,279,530)	(28,457,590)	(3,055,567)	(27,078,416)
Net increase	1,704,132	$15,056,647	9,211,545	$82,123,561
Total net increase	8,398,917	$74,992,270	44,788,971	$398,153,388
Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $383,772,802 and $309,847,090, respectively, for the six months ended November 30, 2023.
Note 8—State or region risk
To the extent that the fund invests heavily in bonds from any given state or region, its performance could be disproportionately affected by factors particular to that state or region. These factors may include economic or political changes, tax-base erosion, possible state constitutional limits on tax increases, detrimental budget deficits and other financial difficulties, and changes to the credit ratings assigned to those states’ municipal issuers.
Note 9—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
60	JOHN HANCOCK Municipal Opportunities Fund | SEMIANNUAL REPORT

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	20	$9,952,545	$135,537,622	$(145,491,024)	$(191)	$1,245	$199,763	—	$197
SEMIANNUAL REPORT | JOHN HANCOCK Municipal Opportunities Fund	61

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Municipal Securities Trust (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Manulife Investment Management (US) LLC (the Subadvisor), for John Hancock Municipal Opportunities Fund. The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 26–29, 2023 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a meeting held on May 30–June 1, 2023. The Trustees who are not "interested persons" of the Trust as defined by the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At meetings held on June 26–29, 2023, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
62	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | SEMIANNUAL REPORT

Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity management programs, derivatives risk management programs, and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor’s personnel;
(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
SEMIANNUAL REPORT | JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	63

(f)	the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and
(g)	the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)	reviewed information prepared by management regarding the fund’s performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund underperformed its benchmark index for the one-, three-, five- and ten-year periods ended December 31, 2022. The Board also noted that the fund outperformed its peer group median for the ten-year period ended December 31, 2022, and underperformed for the one-, three- and five-year periods.. The Board took into account management’s discussion of the factors that contributed to the fund’s performance relative to the benchmark index for the one-, three-, five- and ten-year periods and its peer group median for the one-, three- and five-year periods, including the impact of past and current market conditions on the fund’s strategy and management’s outlook for the fund. The Board concluded that the fund’s performance is being monitored and reasonably addressed, where appropriate.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees and net total expenses for the fund were higher than the peer group median.
The Board took into account management’s discussion of the fund’s expenses. The Board also took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund’s operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduce management fees as
64	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | SEMIANNUAL REPORT

assets increase. The Board also noted that the fund’s distributor, an affiliate of the Advisor, has agreed to waive a portion of its Rule 12b-1 fee for a share class of the fund. The Board noted that the fund has a voluntary fee waiver and/or expense reimbursement, which reduces certain expenses of the fund. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisor) from the Advisor’s relationship with the Trust, the Board:
(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the fund’s Subadvisor is an affiliate of the Advisor;
(i)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(j)	noted that the subadvisory fee for the fund is paid by the Advisor;
(k)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(l)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the Subadvisor) from their relationship with the fund was reasonable and not excessive.
SEMIANNUAL REPORT | JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	65

Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund’s advisory fee structure and concluded that: (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and
(c)	the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)	information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds; and
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third-party provider of fund data.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of
66	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | SEMIANNUAL REPORT

orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third-party provider of fund data, to the extent available. The Board also noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group median and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund is being monitored and reasonably addressed, where appropriate;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
***
Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
SEMIANNUAL REPORT | JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	67

More information
Trustees
Hassell H. McClellan, Chairpersonπ
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
William H. Cunningham*
Grace K. Fey
Noni L. Ellison
Dean C. Garfield
Deborah C. Jackson
Paul Lorentz†
Frances G. Rathke*
Gregory A. Russo
Officers
Kristie M. Feinberg#
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Manulife Investment Management (US) LLC
Portfolio Managers
Dennis DiCicco
Adam A. Weigold, CFA
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP

π Member of the Audit Committee as of September 26, 2023.
† Non-Independent Trustee
* Member of the Audit Committee
# Effective June 29, 2023.
The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
68	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | SEMIANNUAL REPORT

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Dynamic Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Municipal Bond
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Short Duration Municipal Opportunities
Strategic Income Opportunities
ALTERNATIVE FUNDS

Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock Disciplined Value International Select ETF
John Hancock Dynamic Municipal Bond ETF
John Hancock Fundamental All Cap Core ETF
John Hancock International High Dividend ETF
John Hancock Mortgage-Backed Securities ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Preferred Income ETF
John Hancock U.S. High Dividend ETF
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Lifestyle Blend Portfolios
Lifetime Blend Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
CLOSED-END FUNDS

Asset-Based Lending
Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Municipal Opportunities Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF3267923	52SA 11/23
1/2024

Semiannual report
John Hancock
Short Duration Municipal Opportunities Fund
Fixed income
November 30, 2023
Beginning on July 24, 2024, as required by regulations adopted by the U.S. Securities and Exchange Commission, open-end mutual funds and ETFs will transmit tailored annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in shareholder reports transmitted to shareholders, but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR.

A message to shareholders
Dear shareholder,
Bonds posted mixed results for the six months ended November 30, 2023. Bond yields stayed elevated for most of the period, putting downward pressure on bond prices. The U.S. Federal Reserve raised short-term rates in July, then held rates steady at its policy meetings in September, October, and November. Most of the world’s central banks kept rates steady during this time as well. Investors started to hope that the banks are finished with their series of interest-rate hikes and could start lowering rates as soon as mid-2024.
As a result, bond yields declined sharply around the globe in November, leading to a significant increase in bond prices. Intermediate- and long-term bond yields fell the most during the month, while the decline in short-term bond yields was more muted. The stable economy helped credit-sensitive sectors, such as bank loans and high-yield bonds, produce strong returns during the period. Regionally, North American bond markets posted the best returns, while bond markets in the Asia-Pacific region lagged.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Kristie M. Feinberg
Head of Wealth and Asset Management,
United States and Europe
Manulife Investment Management
President and CEO,
John Hancock Investment Management
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Short Duration Municipal Opportunities Fund

2	Your fund at a glance
3	Portfolio summary
5	Your expenses
7	Fund’s investments
12	Financial statements
15	Financial highlights
19	Notes to financial statements
25	Evaluation of advisory and subadvisory agreements by the Board of Trustees
31	More information
SEMIANNUAL REPORT | JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks total return exempt from federal income tax as is consistent with preservation of capital.
TOTAL RETURNS AS OF 11/30/2023 (%)

The Bloomberg Municipal 1-5 Year Index tracks the performance of U.S. dollar-denominated tax-exempt bonds with maturities of between 1-5 years.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since-inception returns for the Morningstar fund category average are not available.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND | SEMIANNUAL REPORT

Portfolio summary
PORTFOLIO COMPOSITION AS OF 11/30/2023 (% of net assets)

QUALITY COMPOSITION AS OF 11/30/2023 (% of net assets)

Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 11-30-23 and do not reflect subsequent downgrades or upgrades, if any.
SEMIANNUAL REPORT | JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND	3

SECTOR COMPOSITION AS OF 11/30/2023 (% of net assets)

Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. Political tensions, armed conflicts, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors, or the markets, generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectus.
4	JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND | SEMIANNUAL REPORT

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on June 1, 2023, with the same investment held until November 30, 2023.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at November 30, 2023, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on June 1, 2023, with the same investment held until November 30, 2023. Look in any other fund shareholder
SEMIANNUAL REPORT | JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND	5

report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 6-1-2023	Ending value on 11-30-2023	Expenses paid during period ended 11-30-2023[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,039.80	$3.06	0.60%
	Hypothetical example	1,000.00	1,022.00	3.03	0.60%
Class C	Actual expenses/actual returns	1,000.00	1,036.00	6.87	1.35%
	Hypothetical example	1,000.00	1,018.30	6.81	1.35%
Class I	Actual expenses/actual returns	1,000.00	1,040.60	2.30	0.45%
	Hypothetical example	1,000.00	1,022.80	2.28	0.45%
Class R6	Actual expenses/actual returns	1,000.00	1,040.70	2.19	0.43%
	Hypothetical example	1,000.00	1,022.90	2.17	0.43%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).
6	JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND | SEMIANNUAL REPORT

Fund’s investments
AS OF 11-30-23 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Municipal bonds 94.8%				$19,249,904
(Cost $19,256,195)
Alabama 2.6%				525,149
Lower Alabama Gas District Gas Project No. 2, Series A	4.000	12-01-50	250,000	248,404
Southeast Energy Authority, a Cooperative District Commodity Supply Project No. 5, Series A	5.250	01-01-54	265,000	276,745
Arizona 2.5%				505,887
Chandler Industrial Development Authority Intel Corp. Project, Series 2, AMT	5.000	09-01-52	475,000	490,382
University of Arizona Board of Regents	5.000	06-01-37	15,000	15,505
California 5.1%				1,027,892
California Community Choice Financing Authority Clean Energy Project, Series B-1	4.000	02-01-52	250,000	243,773
California Municipal Finance Authority Northbay Healthcare, Series A	5.000	11-01-25	250,000	253,036
California Statewide Communities Development Authority Kaiser Permanente, Series 2003-D	5.000	05-01-33	480,000	531,083
Colorado 1.8%				375,193
South Maryland Creek Ranch Metropolitan District, GO (A)	5.000	12-01-27	155,000	164,098
South Maryland Creek Ranch Metropolitan District, GO (A)	5.000	12-01-29	195,000	211,095
Connecticut 3.3%				679,705
City of Bridgeport Series B, GO	5.000	08-15-27	445,000	472,617
Connecticut State Health & Educational Facilities Authority Quinnipiac University, Series M	5.000	07-01-36	15,000	15,334
Town of Hamden Whitney Center Project	5.000	01-01-50	240,000	191,754
Delaware 2.3%				464,219
Delaware State Economic Development Authority NRG Energy Project, Series B	1.250	10-01-40	500,000	464,219
District of Columbia 2.6%				520,202
Metropolitan Washington Airports Authority Aviation Revenue Series A, AMT	5.000	10-01-26	500,000	520,202
Florida 6.8%				1,373,653
County of Broward Port Facilities Revenue Series B, AMT	5.000	09-01-28	500,000	528,798
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND	7

	Rate (%)	Maturity date	Par value^	Value
Florida (continued)
Palm Beach County Health Facilities Authority Jupiter Medical Center Project, Series A	5.000	11-01-28	150,000	$156,945
Palm Beach County Health Facilities Authority Jupiter Medical Center Project, Series A	5.000	11-01-29	175,000	183,752
Palm Beach County Health Facilities Authority Jupiter Medical Center Project, Series A	5.000	11-01-30	200,000	210,901
Palm Beach County Health Facilities Authority Toby and Leon Cooperman Sinai Residences	4.000	06-01-26	300,000	293,257
Georgia 5.1%				1,042,330
Augusta Development Authority AU Health System, Inc. Project	4.000	07-01-39	5,000	4,778
Augusta Development Authority AU Health System, Inc. Project	5.000	07-01-26	250,000	259,110
City of Atlanta Airport Passenger Facility Charge Series D, AMT	5.000	07-01-26	500,000	517,971
Main Street Natural Gas, Inc. Series B	5.000	07-01-53	250,000	260,471
Illinois 9.2%				1,865,948
Chicago Midway International Airport Series A, AMT	5.000	01-01-30	550,000	559,029
Illinois Finance Authority Clark-Lindsey Village, Series A	4.600	06-01-27	280,000	271,660
Metropolitan Pier & Exposition Authority McCormick Place Expansion Project, Series A	5.000	12-15-28	500,000	530,221
State of Illinois, GO	4.125	11-01-31	500,000	505,038
Indiana 3.3%				676,952
City of Whiting BP Products North America, Inc., AMT	5.000	11-01-47	500,000	501,562
City of Whiting BP Products North America, Inc., Series A, AMT	4.400	03-01-46	175,000	175,390
Kentucky 3.8%				771,903
County of Boone Duke Energy Project	3.700	08-01-27	500,000	492,613
Northern Kentucky Water District Series B	3.125	02-01-29	280,000	279,290
Maryland 2.6%				534,798
Maryland Stadium Authority Built to Learn	5.000	06-01-27	500,000	534,798
Massachusetts 1.0%				201,076
Massachusetts Bay Transportation Authority Sales Tax Revenue Series A-1	5.000	07-01-38	5,000	5,232
Massachusetts Development Finance Agency Worcester Polytechnic Institute	4.000	09-01-44	175,000	169,100
8	JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Massachusetts (continued)
Massachusetts Development Finance Agency Worcester Polytechnic Institute	5.000	09-01-30	15,000	$15,961
Massachusetts Development Finance Agency Worcester Polytechnic Institute	5.000	09-01-37	10,000	10,783
Michigan 2.5%				513,587
Grand Valley State University Series A	5.000	12-01-32	500,000	513,587
Montana 1.2%				251,251
City of Forsyth NorthWestern Corp. Colstrip Project	3.875	07-01-28	250,000	251,251
Nevada 0.1%				10,469
County of Washoe Fuel Tax	5.000	02-01-42	10,000	10,469
New Hampshire 0.6%				118,147
New Hampshire Health and Education Facilities Authority Act Catholic Medical Center	3.500	07-01-34	130,000	118,147
New Jersey 2.7%				558,573
New Jersey Transportation Trust Fund Authority Series AA	5.000	06-15-30	500,000	558,573
New York 6.0%				1,210,342
Albany County Airport Authority Series B, AMT	5.000	12-15-26	500,000	519,440
Dutchess County Local Development Corp. Marist College Project, Series A	5.000	07-01-45	45,000	45,447
Hudson Yards Infrastructure Corp. Series A	4.000	02-15-44	30,000	29,212
New York City Transitional Finance Authority Future Tax Secured Revenue Series D-1	5.000	11-01-26	385,000	409,268
New York State Urban Development Corp. Personal Income Tax, Series C-3	5.000	03-15-39	50,000	52,170
New York Transportation Development Corp. John F. Kennedy International Airport Project, Terminal 4, AMT	5.000	12-01-26	150,000	154,805
Oklahoma 3.9%				796,311
Blaine County Educational Facilities Authority Watonga Public Schools Project	5.000	12-01-28	240,000	258,393
Oklahoma County Independent School District No. 89 Oklahoma City Series A, GO	3.000	07-01-25	290,000	288,382
Oklahoma Development Finance Authority OU Medicine Project, Series B	5.000	08-15-24	250,000	249,536
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND	9

	Rate (%)	Maturity date	Par value^	Value
Oregon 1.0%				$196,879
Union County Hospital Facility Authority Grande Ronde Hospital Project	5.000	07-01-27	190,000	196,879
Pennsylvania 4.0%				819,603
Berks County Municipal Authority Tower Health Project, Series B	5.000	02-01-40	500,000	302,318
Boyertown Area School District, GO (A)	4.000	11-01-27	425,000	433,421
Lancaster County Hospital Authority Brethren Village Project	4.250	07-01-28	35,000	32,967
Philadelphia Authority for Industrial Development Temple University, 1st Series 2015	5.000	04-01-35	50,000	50,897
South Carolina 0.2%				31,468
State of South Carolina Series A, GO	5.000	04-01-26	30,000	31,468
Tennessee 0.1%				21,037
County of Knox Series C, GO	5.000	06-01-26	20,000	21,037
Texas 14.4%				2,930,079
City of Austin Public Improvement, GO	5.000	09-01-33	150,000	161,161
Dallas Fort Worth International Airport Series C, AMT	5.000	11-01-30	500,000	544,828
Decatur Hospital Authority Wise Health System, Series B (A)	3.000	09-01-41	95,000	74,657
Decatur Hospital Authority Wise Health System, Series B	5.000	09-01-25	30,000	29,957
Decatur Hospital Authority Wise Health System, Series B	5.000	09-01-30	225,000	226,217
Decatur Hospital Authority Wise Health System, Series B	5.000	09-01-33	75,000	75,382
Gulf Coast Industrial Development Authority CITGO Petroleum Corp. Project, AMT	8.000	04-01-28	500,000	500,331
Harris County Cultural Education Facilities Finance Corp. Brazos Presbyterian Homes Project	5.000	01-01-38	10,000	8,580
New Hope Cultural Education Facilities Finance Corp. Windhaven Project, Series B2	4.500	10-01-26	500,000	487,938
Newark Higher Education Finance Corp. Village Tech Schools, Series A	4.375	08-15-29	300,000	288,196
Texas Public Finance Authority Texas Southern University	5.000	05-01-26	520,000	532,832
Washington 3.8%				766,668
Port of Seattle Series B, AMT	5.000	08-01-26	500,000	518,055
Washington State Housing Finance Commission Emerald Heights Project, Series B1	4.750	07-01-27	250,000	248,613
10	JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Wisconsin 2.3%				$460,583
Public Finance Authority Friends Homes, Inc. (B)	4.000	09-01-24	55,000	54,554
Public Finance Authority Lenoir Rhyne University	5.000	04-01-28	400,000	406,029

	Yield (%)	Shares	Value
Short-term investments 3.9%			$797,851
(Cost $797,608)
Short-term funds 3.9%
John Hancock Collateral Trust (C)	5.4088(D)	79,784	797,851

Total investments (Cost $20,053,803) 98.7%			$20,047,755
Other assets and liabilities, net 1.3%			253,921
Total net assets 100.0%			$20,301,676

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
AMT	Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.
GO	General Obligation
(A)	Bond is insured by one or more of the companies listed in the insurance coverage table below.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(D)	The rate shown is the annualized seven-day yield as of 11-30-23.
At 11-30-23, the aggregate cost of investments for federal income tax purposes was $20,049,083. Net unrealized depreciation aggregated to $1,328, of which $298,954 related to gross unrealized appreciation and $300,282 related to gross unrealized depreciation.
Insurance Coverage	As a % of total investments
Assured Guaranty Municipal Corp.	2.3
Build America Mutual Assurance Company	2.2
TOTAL	4.5
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND	11

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 11-30-23 (unaudited)

Assets
Unaffiliated investments, at value (Cost $19,256,195)	$19,249,904
Affiliated investments, at value (Cost $797,608)	797,851
Total investments, at value (Cost $20,053,803)	20,047,755
Interest receivable	263,085
Receivable for investments sold	58,783
Receivable from affiliates	569
Other assets	38,840
Total assets	20,409,032
Liabilities
Distributions payable	66,492
Payable to affiliates
Accounting and legal services fees	876
Transfer agent fees	80
Trustees’ fees	27
Other liabilities and accrued expenses	39,881
Total liabilities	107,356
Net assets	$20,301,676
Net assets consist of
Paid-in capital	$20,144,632
Total distributable earnings (loss)	157,044
Net assets	$20,301,676

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($170,096 ÷ 16,885 shares)[1]	$10.07
Class C ($88,195 ÷ 8,758 shares)	$10.07
Class I ($50,360 ÷ 5,000 shares)	$10.07
Class R6 ($19,993,025 ÷ 1,985,000 shares)	$10.07
Maximum offering price per share
Class A (net asset value per share ÷ 97.75%)[2]	$10.30

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.
12	JOHN HANCOCK Short Duration Municipal Opportunities Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended 11-30-23 (unaudited)

Investment income
Interest	$374,660
Dividends from affiliated investments	21,050
Total investment income	395,710
Expenses
Investment management fees	36,810
Distribution and service fees	608
Accounting and legal services fees	2,496
Transfer agent fees	433
Trustees’ fees	233
Custodian fees	8,638
State registration fees	38,188
Printing and postage	10,166
Professional fees	24,917
Other	5,618
Total expenses	128,107
Less expense reductions	(84,392)
Net expenses	43,715
Net investment income	351,995
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	39,546
Affiliated investments	80
39,626
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	404,524
Affiliated investments	315
404,839
Net realized and unrealized gain	444,465
Increase in net assets from operations	$796,460
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Short Duration Municipal Opportunities Fund	13

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 11-30-23 (unaudited)	Period ended 5-31-23[1]
Increase (decrease) in net assets
From operations
Net investment income	$351,995	$579,263
Net realized gain	39,626	196,571
Change in net unrealized appreciation (depreciation)	404,839	(410,887)
Increase in net assets resulting from operations	796,460	364,947
Distributions to shareholders
From earnings
Class A	(2,449)	(1,834)
Class C	(1,145)	(1,718)
Class I	(877)	(1,639)
Class R6	(349,607)	(654,179)
Total distributions	(354,078)	(659,370)
From fund share transactions	80,729	20,072,988
Total increase	523,111	19,778,565
Net assets
Beginning of period	19,778,565	—
End of period	$20,301,676	$19,778,565

[1]	Period from 6-9-22 (commencement of operations) to 5-31-23.
14	JOHN HANCOCK Short Duration Municipal Opportunities Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	11-30-23	5-31-23[1]
Per share operating performance
Net asset value, beginning of period	$9.85	$10.00
Net investment income[2]	0.17	0.28
Net realized and unrealized gain (loss) on investments	0.22	(0.12)
Total from investment operations	0.39	0.16
Less distributions
From net investment income	(0.17)	(0.31)
Net asset value, end of period	$10.07	$9.85
Total return (%)[3,4]	3.98[5]	1.68[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$—[6]	$—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.54[7]	2.15[7]
Expenses including reductions	0.60[7]	0.61[7]
Net investment income	3.44[7]	2.87[7]
Portfolio turnover (%)	155	248

[1]	Period from 6-9-22 (commencement of operations) to 5-31-23.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the period.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Short Duration Municipal Opportunities Fund	15

CLASS C SHARES Period ended	11-30-23	5-31-23[1]
Per share operating performance
Net asset value, beginning of period	$9.85	$10.00
Net investment income[2]	0.13	0.19
Net realized and unrealized gain (loss) on investments	0.22	(0.10)
Total from investment operations	0.35	0.09
Less distributions
From net investment income	(0.13)	(0.24)
Net asset value, end of period	$10.07	$9.85
Total return (%)[3,4]	3.60[5]	0.94[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$—[6]	$—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.29[7]	2.90[7]
Expenses including reductions	1.35[7]	1.36[7]
Net investment income	2.63[7]	1.97[7]
Portfolio turnover (%)	155	248

[1]	Period from 6-9-22 (commencement of operations) to 5-31-23.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the period.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
16	JOHN HANCOCK Short Duration Municipal Opportunities Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	11-30-23	5-31-23[1]
Per share operating performance
Net asset value, beginning of period	$9.85	$10.00
Net investment income[2]	0.17	0.29
Net realized and unrealized gain (loss) on investments	0.23	(0.11)
Total from investment operations	0.40	0.18
Less distributions
From net investment income	(0.18)	(0.33)
Net asset value, end of period	$10.07	$9.85
Total return (%)[3]	4.06[4]	1.83[4]
Ratios and supplemental data
Net assets, end of period (in millions)	$—[5]	$—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.29[6]	1.90[6]
Expenses including reductions	0.45[6]	0.46[6]
Net investment income	3.53[6]	2.97[6]
Portfolio turnover (%)	155	248

[1]	Period from 6-9-22 (commencement of operations) to 5-31-23.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the period.
[4]	Not annualized.
[5]	Less than $500,000.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Short Duration Municipal Opportunities Fund	17

CLASS R6 SHARES Period ended	11-30-23	5-31-23[1]
Per share operating performance
Net asset value, beginning of period	$9.85	$10.00
Net investment income[2]	0.18	0.29
Net realized and unrealized gain (loss) on investments	0.22	(0.11)
Total from investment operations	0.40	0.18
Less distributions
From net investment income	(0.18)	(0.33)
Net asset value, end of period	$10.07	$9.85
Total return (%)[3]	4.07[4]	1.84[4]
Ratios and supplemental data
Net assets, end of period (in millions)	$20	$20
Ratios (as a percentage of average net assets):
Expenses before reductions	1.28[5]	1.88[5]
Expenses including reductions	0.43[5]	0.44[5]
Net investment income	3.54[5]	2.99[5]
Portfolio turnover (%)	155	248

[1]	Period from 6-9-22 (commencement of operations) to 5-31-23.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the period.
[4]	Not annualized.
[5]	Annualized.
18	JOHN HANCOCK Short Duration Municipal Opportunities Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Short Duration Municipal Opportunities Fund (the fund) is a series of John Hancock Municipal Securities Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek total return exempt from federal income tax as is consistent with preservation of capital.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology
SEMIANNUAL REPORT | JOHN HANCOCK Short Duration Municipal Opportunities Fund	19

used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of November 30, 2023, by major security category or type:
	Total value at 11-30-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Municipal bonds	$19,249,904	—	$19,249,904	—
Short-term investments	797,851	$797,851	—	—
Total investments in securities	$20,047,755	$797,851	$19,249,904	—
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended November 30, 2023, the fund had no borrowings under the line of credit. Commitment fees for the six months ended November 30, 2023 were $1,783.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
20	JOHN HANCOCK Short Duration Municipal Opportunities Fund | SEMIANNUAL REPORT

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of May 31, 2023, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to distributions payable.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee.  The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor, equivalent on an annual basis, to the sum of: (a) 0.370% of the ﬁrst $100 million of the fund’s average daily net assets, (b) 0.340% of the next $400 million of the fund’s average daily net assets, (c) 0.300% of the fund’s average daily net assets in excess of $500 million. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an afﬁliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
SEMIANNUAL REPORT | JOHN HANCOCK Short Duration Municipal Opportunities Fund	21

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended November 30, 2023, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This arrangement expires on July 31, 2025, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee for the fund, or if necessary, make payment to the fund, in an amount equal to the amount by which the fund’s expenses exceed 0.43% of daily average net assets, on an annualized basis. Expenses means all the expenses of the fund, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, class-specific expenses, borrowing costs, prime brokerage fees, acquired fund fees and expenses paid indirectly, and short dividend expense. This arrangement expires on September 30, 2024, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended November 30, 2023, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$586
Class C	367
Class I	209
Class	Expense reduction
Class R6	$83,116
Total	$84,278

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended November 30, 2023, were equivalent to a net annual effective rate of 0.00% of the fund’s average daily net assets.
Accounting and legal services.  Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended November 30, 2023, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.25%
Class C	1.00%
22	JOHN HANCOCK Short Duration Municipal Opportunities Fund | SEMIANNUAL REPORT

The fund’s Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class A and Class C shares. The current waiver agreement expires on September 30, 2024, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $71 and $43 for Class A and Class C shares, respectively, for the six months ended November 30, 2023.
Sales charges. Class A shares may be subject to up-front sales charges. For the six months ended November 30, 2023, no sales charges were assessed.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $250,000 or more, and redeemed within 18 months of purchase are subject to a 0.50% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended November 30, 2023, there were no CDSCs received by the Distributor for Class A or Class C shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended November 30, 2023 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$177	$13
Class C	431	8
Class I	—	4
Class R6	—	408
Total	$608	$433
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
SEMIANNUAL REPORT | JOHN HANCOCK Short Duration Municipal Opportunities Fund	23

Note 5—Fund share transactions
Transactions in fund shares for the six months ended November 30, 2023 and for the period ended May 31, 2023 were as follows:
	Six Months Ended 11-30-23		Period ended 5-31-23[1]
	Shares	Amount	Shares	Amount
Class A shares
Sold	8,156	$80,638	9,510	$94,474
Distributions reinvested	162	1,608	26	262
Repurchased	(203)	(2,006)	(766)	(7,510)
Net increase	8,115	$80,240	8,770	$87,226
Class C shares
Sold	—	—	8,657	$85,253
Distributions reinvested	50	$489	51	509
Net increase	50	$489	8,708	$85,762
Class I shares
Sold	—	—	5,000	$50,000
Net increase	—	—	5,000	$50,000
Class R6 shares
Sold	—	—	1,985,000	$19,850,000
Net increase	—	—	1,985,000	$19,850,000
Total net increase	8,165	$80,729	2,007,478	$20,072,988

[1]	Period from 6-9-22 (commencement of operations) to 5-31-23.
Affiliates of the fund owned 30%, 57%, 100% and 100% of shares of Class A, Class C, Class I and Class R6, respectively, on November 30, 2023. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $30,217,766 and $32,029,890, respectively, for the six months ended November 30, 2023.
Note 7—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	79,784	$751,881	$8,185,618	$(8,140,043)	$80	$315	$21,050	—	$797,851
24	JOHN HANCOCK Short Duration Municipal Opportunities Fund | SEMIANNUAL REPORT

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Municipal Securities Trust (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management, LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Manulife Investment Management (US) LLC (the Subadvisor), for John Hancock Short Duration Municipal Opportunities Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 26–29, 2023 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at the meeting held on May 30–June 1, 2023. The Trustees who are not “interested persons” of the Trust as defined by the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At meetings held on June 26–29, 2023, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meeting a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparatively managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent, and quality of services to be provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s anticipated revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of the non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.
Throughout the process, the Board asked questions of and were afforded the opportunity to request additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
SEMIANNUAL REPORT | JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND	25

Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs, and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationships, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor’s personnel;
(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
26	JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND | SEMIANNUAL REPORT

(f)	the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and
(g)	the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)	reviewed information prepared by management regarding the fund’s performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund outperformed its benchmark index since its inception on June 30, 2022, for the period ended December 31, 2022. The Board also noted that the fund outperformed its peer group median since its inception on June 30, 2022, for the period ended December 31, 2022. The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to its benchmark index and peer group median since its inception. The Board also noted the fund’s limited performance history. The Board concluded that the fund’s performance has generally been in line with or outperformed the benchmark index and the historical performance of comparable funds.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees for the fund are lower than the peer group median and net total expenses for the fund are equal to the peer group median.
The Board took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund’s operating expenses. The Board also noted that, in addition, the fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board also noted that the fund’s distributor, an affiliate of the Advisor, has agreed to waive a portion of its Rule 12b-1 fee for a share class of the
SEMIANNUAL REPORT | JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND	27

fund. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisor) from the Advisor’s relationship with the Trust, the Board:
(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;considered that the Advisor will also provide administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(f)	considered that the Advisor will also provide administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receive Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the fund’s Subadvisor is an affiliate of the Advisor;
(i)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(j)	noted that the subadvisory fee for the fund will be paid by the Advisor;
(k)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(l)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it will provide to the fund and the risks that it will assume as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
28	JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND | SEMIANNUAL REPORT

(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the proposed advisory fee structure for the fund and concluded that: (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements will permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and
(c)	the Board also considered the potential effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)	information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds; and
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third party provider of fund data.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received and reviewed information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as considered information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular periodic reviews of the Subadvisor and its operations in regard to the Funds, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
SEMIANNUAL REPORT | JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND	29

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund. The Board also considered any potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees.The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. The Board also considered the fund’s subadvisory fee as compared to similarly situated investment companies deemed to be comparable to the fund, as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board also noted that the limited size of the Lipper peer group was not sufficient for comparative purposes.  The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered performance results of comparable funds managed by the Subadvisor against an applicable benchmark. The Board also noted that it reviews at its regularly scheduled meetings information about the performance of other John Hancock Funds managed by the Subadvisor. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund has generally been in line with or outperformed the fund’s benchmark index and the historical performance of comparable funds;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
***
Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above,  the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
30	JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND | SEMIANNUAL REPORT

More information
Trustees
Hassell H. McClellan, Chairpersonπ
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
William H. Cunningham*
Grace K. Fey
Noni L. Ellison
Dean C. Garfield
Deborah C. Jackson
Paul Lorentz†
Frances G. Rathke*
Gregory A. Russo
Officers
Kristie M. Feinberg#
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Manulife Investment Management (US) LLC
Portfolio Managers
Dennis DiCicco
Adam A. Weigold, CFA
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP

π Member of the Audit Committee as of September 26, 2023.
† Non-Independent Trustee
* Member of the Audit Committee
# Effective June 29, 2023.
The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
SEMIANNUAL REPORT | JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND	31

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Dynamic Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Municipal Bond
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Short Duration Municipal Opportunities
Strategic Income Opportunities
ALTERNATIVE FUNDS

Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock Disciplined Value International Select ETF
John Hancock Dynamic Municipal Bond ETF
John Hancock Fundamental All Cap Core ETF
John Hancock International High Dividend ETF
John Hancock Mortgage-Backed Securities ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Preferred Income ETF
John Hancock U.S. High Dividend ETF
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Lifestyle Blend Portfolios
Lifetime Blend Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
CLOSED-END FUNDS

Asset-Based Lending
Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

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NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Short Duration Municipal Opportunities Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF3267929	489SA 11/23
1/2024

ITEM 2. CODE OF ETHICS.

Not Applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)Not Applicable.

(b)Not Applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED- END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

(a)The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N- CSR. See attached "John Hancock Funds – Nominating and Governance Committee Charter".

ITEM 11. CONTROLS AND PROCEDURES.

(a)Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END

MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 13. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached "John Hancock Funds – Nominating and Governance Committee Charter".

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Municipal Securities Trust

By:	/s/ Kristie M. Feinberg
Kristie M. Feinberg
President
Date:	January 12, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kristie M. Feinberg
Kristie M. Feinberg
President
Date:	January 12, 2024
By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer
Date:	January 12, 2024